UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS † - 38.5%
Information Technology - 6.9%
Apple, Inc.*	7,502	$2,614,072
International Business Machines Corp.	9,930	1,619,285
Microsoft Corp.	60,220	1,527,179
Google, Inc. — Class A*	2,040	1,195,868
Oracle Corp.	31,690	1,057,495
Intel Corp.	44,700	901,599
Cisco Systems, Inc.	45,020	772,093
QUALCOMM, Inc.	13,390	734,174
Hewlett-Packard Co.	17,710	725,579
EMC Corp.*	16,849	447,341
Texas Instruments, Inc.	9,540	329,702
Visa, Inc. — Class A	3,950	290,799
eBay, Inc.*	9,310	288,982
Corning, Inc.	12,750	263,033
Automatic Data Processing, Inc.	4,040	207,292
Cognizant Technology Solutions Corp. — Class A*	2,478	201,709
Dell, Inc.*	13,680	198,497
Mastercard, Inc. — Class A	780	196,342
Juniper Networks, Inc.*	4,360	183,469
Yahoo!, Inc.*	10,657	177,439
Applied Materials, Inc.	10,750	167,915
Broadcom Corp. — Class A	3,870	152,401
NetApp, Inc.*	2,986	143,866
Adobe Systems, Inc.*	4,120	136,619
Salesforce.com, Inc.*	960	128,237
Motorola Solutions, Inc.*	2,744	122,629
Xerox Corp.	11,402	121,431
Intuit, Inc.*	2,210	117,351
Symantec Corp.*	6,220	115,319
Altera Corp.	2,609	114,848
Citrix Systems, Inc.*	1,520	111,659
Western Union Co.	5,270	109,458
Analog Devices, Inc.	2,440	96,087
SanDisk Corp.*	1,930	88,954
NVIDIA Corp.*	4,729	87,297
Paychex, Inc.	2,620	82,163
Autodesk, Inc.*	1,860	82,045
Micron Technology, Inc.*	6,990	80,105
Amphenol Corp. — Class A	1,427	77,615
CA, Inc.	3,110	75,200
Fiserv, Inc.*	1,180	74,010
BMC Software, Inc.*	1,450	72,123
Red Hat, Inc.*	1,570	71,262
Fidelity National Information Services, Inc.	2,165	70,774
Western Digital Corp.*	1,890	70,478
Xilinx, Inc.	2,130	69,864
Teradata Corp.*	1,370	69,459
F5 Networks, Inc.*	660	67,696
KLA-Tencor Corp.	1,360	64,423
Linear Technology Corp.	1,850	62,216
Computer Sciences Corp.	1,260	61,400
Motorola Mobility Holdings, Inc.*	2,396	58,462
Microchip Technology, Inc.	1,526	58,003
Akamai Technologies, Inc.*	1,520	57,760
Electronic Arts, Inc.*	2,723	53,180
Harris Corp.	1,040	51,584
VeriSign, Inc.	1,410	51,056
FLIR Systems, Inc.	1,300	44,993
SAIC, Inc.*	2,390	40,439
Advanced Micro Devices, Inc.*	4,690	40,334
JDS Uniphase Corp.*	1,830	38,137
LSI Corp.*	5,020	34,136
Jabil Circuit, Inc.	1,600	32,688
Molex, Inc.	1,120	28,134
National Semiconductor Corp.	1,960	28,106
Novellus Systems, Inc.*	730	27,105
Teradyne, Inc.*	1,505	26,804
MEMC Electronic Materials, Inc.*	1,870	24,235
Total System Services, Inc.	1,320	23,787
Lexmark International, Inc. — Class A*	640	23,706
Compuware Corp.*	1,780	20,559
Novell, Inc.*	2,860	16,960
Monster Worldwide, Inc.*	1,060	16,854
Tellabs, Inc.	2,950	15,458

Total Information Technology		17,709,333

Financials - 6.1%
JPMorgan Chase & Co.	32,440	1,495,484
Wells Fargo & Co.	42,912	1,360,310
Berkshire Hathaway, Inc. — Class B*	14,100	1,179,183
Bank of America Corp.	82,430	1,098,792
Citigroup, Inc.*	236,650	1,045,993
Goldman Sachs Group, Inc.	4,240	671,913
U.S. Bancorp	15,653	413,709
American Express Co.	8,520	385,104
MetLife, Inc.	8,590	384,231
Morgan Stanley	12,590	343,959
Bank of New York Mellon Corp.	10,115	302,135
PNC Financial Services Group, Inc.	4,280	269,597
Simon Property Group, Inc.	2,406	257,827
Prudential Financial, Inc.	3,950	243,241
Travelers Companies, Inc.	3,510	208,775
Aflac, Inc.	3,830	202,147
Capital One Financial Corp.	3,720	193,291
State Street Corp.	4,080	183,355
ACE Ltd.	2,730	176,631
CME Group, Inc. — Class A	550	165,852
BB&T Corp.	5,660	155,367
Franklin Resources, Inc.	1,180	147,594
Chubb Corp.	2,400	147,144
Charles Schwab Corp.	8,128	146,548
AON Corp.	2,710	143,522
T. Rowe Price Group, Inc.	2,110	140,146
Allstate Corp.	4,310	136,972
Equity Residential	2,388	134,707
Marsh & McLennan Companies, Inc.	4,426	131,939
SunTrust Banks, Inc.	4,360	125,742
Public Storage	1,130	125,328
HCP, Inc.	3,270	124,064
Ameriprise Financial, Inc.	2,010	122,771
Vornado Realty Trust	1,328	116,200
Progressive Corp.	5,380	113,679

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS † - 38.5% (continued)
Financials - 6.1% (continued)
Loews Corp.	2,560	$110,310
Boston Properties, Inc.	1,160	110,026
Weyerhaeuser Co.	4,370	107,502
Discover Financial Services	4,440	107,093
Fifth Third Bancorp	7,470	103,684
Northern Trust Corp.	1,970	99,978
Host Hotels & Resorts, Inc.	5,537	97,507
Hartford Financial Services Group, Inc.	3,620	97,487
Invesco Ltd.	3,750	95,850
M&T Bank Corp.	980	86,701
AvalonBay Communities, Inc.	700	84,056
Principal Financial Group, Inc.	2,610	83,807
Lincoln National Corp.	2,570	77,203
Health Care REIT, Inc.	1,430	74,989
NYSE Euronext	2,130	74,912
Regions Financial Corp.	10,240	74,342
ProLogis	4,640	74,147
IntercontinentalExchange, Inc.*	590	72,889
Ventas, Inc.	1,320	71,676
KeyCorp	7,750	68,820
Unum Group	2,520	66,150
SLM Corp.*	4,280	65,484
CB Richard Ellis Group, Inc. — Class A*	2,370	63,279
XL Group plc — Class A	2,530	62,238
Kimco Realty Corp.	3,310	60,705
Leucadia National Corp.	1,610	60,439
Plum Creek Timber Company, Inc.	1,320	57,565
Moody’s Corp.	1,620	54,934
Genworth Financial, Inc. — Class A*	3,986	53,652
Comerica, Inc.	1,440	52,877
Huntington Bancshares, Inc.	7,030	46,679
Legg Mason, Inc.	1,240	44,752
Cincinnati Financial Corp.	1,320	43,296
Torchmark Corp.	630	41,882
Hudson City Bancorp, Inc.	4,294	41,566
American International Group, Inc.*	1,170	41,114
People’s United Financial, Inc.	2,950	37,111
Marshall & Ilsley Corp.	4,320	34,517
Zions Bancorporation	1,486	34,267
NASDAQ OMX Group, Inc.*	1,220	31,525
Assurant, Inc.	810	31,193
E*Trade Financial Corp.*	1,800	28,134
Apartment Investment & Management Co. — Class A	960	24,451
First Horizon National Corp.	2,144	24,034
Federated Investors, Inc. — Class B	746	19,956
Janus Capital Group, Inc.	1,510	18,830

Total Financials		15,506,861

Energy - 5.1%
Exxon Mobil Corp.	40,390	3,398,011
Chevron Corp.	16,350	1,756,481
Schlumberger Ltd.	11,080	1,033,321
ConocoPhillips	11,640	929,570
Occidental Petroleum Corp.	6,616	691,306
Apache Corp.	3,110	407,161
Halliburton Co.	7,440	370,810
Anadarko Petroleum Corp.	4,040	330,957
Devon Energy Corp.	3,480	319,360
Marathon Oil Corp.	5,778	308,025
National Oilwell Varco, Inc.	3,430	271,896
Baker Hughes, Inc.	3,540	259,942
EOG Resources, Inc.	2,180	258,352
Hess Corp.	2,450	208,764
Chesapeake Energy Corp.	5,350	179,332
Peabody Energy Corp.	2,199	158,240
Williams Companies, Inc.	4,770	148,729
Spectra Energy Corp.	5,280	143,510
Noble Energy, Inc.	1,430	138,210
Valero Energy Corp.	4,630	138,067
Southwestern Energy Co.*	2,830	121,605
Murphy Oil Corp.	1,566	114,976
Cameron International Corp.*	1,990	113,629
El Paso Corp.	5,740	103,320
Consol Energy, Inc.	1,840	98,679
Pioneer Natural Resources Co.	950	96,824
Noble Corp.	2,050	93,521
FMC Technologies, Inc.*	980	92,590
Newfield Exploration Co.*	1,090	82,851
Denbury Resources, Inc.*	3,268	79,739
Range Resources Corp.	1,296	75,764
Nabors Industries Ltd.*	2,327	70,694
EQT Corp.	1,210	60,379
Helmerich & Payne, Inc.	870	59,760
QEP Resources, Inc.	1,440	58,378
Massey Energy Co.	840	57,422
Rowan Companies, Inc.*	1,028	45,417
Cabot Oil & Gas Corp.	850	45,025
Sunoco, Inc.	980	44,678
Diamond Offshore Drilling, Inc.	566	43,978
Tesoro Corp.*	1,158	31,069

Total Energy		13,040,342

Industrials - 4.4%
General Electric Co.	86,480	1,733,924
United Technologies Corp.	7,500	634,875
United Parcel Service, Inc. — Class B	8,040	597,533
Caterpillar, Inc.	5,203	579,354
3M Co.	5,800	542,300
Boeing Co.	5,990	442,841
Union Pacific Corp.	4,000	393,320
Honeywell International, Inc.	6,382	381,069
Emerson Electric Co.	6,140	358,760
Deere & Co.	3,430	332,333
FedEx Corp.	2,570	240,424
CSX Corp.	3,020	237,372
General Dynamics Corp.	3,030	231,977
Danaher Corp.	4,400	228,360
Illinois Tool Works, Inc.	4,063	218,264
Norfolk Southern Corp.	2,900	200,883
Lockheed Martin Corp.	2,330	187,332
Cummins, Inc.	1,610	176,488
Tyco International Ltd.	3,860	172,812

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 38.5% (continued)
Industrials - 4.4% (continued)
Precision Castparts Corp.	1,169	$172,053
PACCAR, Inc.	2,968	155,375
Eaton Corp.	2,770	153,569
Raytheon Co.	2,930	149,049
Northrop Grumman Corp.	2,370	148,623
Waste Management, Inc.	3,870	144,506
Ingersoll-Rand plc	2,680	129,471
Parker Hannifin Corp.	1,317	124,694
Rockwell Automation, Inc.	1,160	109,794
Fluor Corp.	1,430	105,334
Dover Corp.	1,520	99,925
CH Robinson Worldwide, Inc.	1,347	99,853
ITT Corp.	1,490	89,474
Goodrich Corp.	1,020	87,241
Expeditors International of Washington, Inc.	1,730	86,742
Joy Global, Inc.	850	83,989
Rockwell Collins, Inc.	1,260	81,686
Southwest Airlines Co.	6,090	76,917
Fastenal Co.	1,186	76,888
Republic Services, Inc. — Class A	2,500	75,100
L-3 Communications Holdings, Inc. — Class 3	920	72,045
First Solar, Inc.*	440	70,770
Roper Industries, Inc.	780	67,439
WW Grainger, Inc.	480	66,086
Stericycle, Inc.*	700	62,069
Textron, Inc.	2,250	61,627
Flowserve Corp.	450	57,960
Pall Corp.	940	54,153
Jacobs Engineering Group, Inc.*	1,030	52,973
Iron Mountain, Inc.	1,626	50,780
Pitney Bowes, Inc.	1,660	42,645
Masco Corp.	2,920	40,646
Quanta Services, Inc.*	1,760	39,477
Equifax, Inc.	990	38,461
Avery Dennison Corp.	870	36,505
Robert Half International, Inc.	1,190	36,414
Dun & Bradstreet Corp.	400	32,096
RR Donnelley & Sons Co.	1,680	31,786
Cintas Corp.	1,030	31,178
Snap-On, Inc.	466	27,988
Ryder System, Inc.	410	20,746

Total Industrials		11,134,348

Health Care - 4.3%
Pfizer, Inc.	65,120	1,322,587
Johnson & Johnson	22,280	1,320,090
Merck & Company, Inc.	25,110	828,881
Abbott Laboratories	12,600	618,030
Amgen, Inc.*	7,590	405,686
UnitedHealth Group, Inc.	8,910	402,732
Bristol-Myers Squibb Co.	13,870	366,584
Medtronic, Inc.	8,710	342,739
Eli Lilly & Co.	8,300	291,911
Gilead Sciences, Inc.*	6,480	275,011
Baxter International, Inc.	4,720	253,794
Express Scripts, Inc. — Class A*	4,299	239,067
Celgene Corp.*	3,790	218,039
WellPoint, Inc.	3,060	213,557
Covidien plc	4,020	208,799
Medco Health Solutions, Inc.*	3,290	184,766
Allergan, Inc.	2,490	176,840
Thermo Fisher Scientific, Inc.*	3,180	176,649
Stryker Corp.	2,730	165,984
McKesson Corp.	2,070	163,634
Genzyme Corp.*	2,130	162,200
Biogen Idec, Inc.*	1,965	144,211
Becton Dickinson and Co.	1,800	143,316
St. Jude Medical, Inc.	2,650	135,839
Agilent Technologies, Inc.*	2,810	125,832
Cardinal Health, Inc.	2,850	117,221
Aetna, Inc.	3,130	117,156
Intuitive Surgical, Inc.*	320	106,707
CIGNA Corp.	2,210	97,859
Humana, Inc.*	1,370	95,818
Zimmer Holdings, Inc.*	1,560	94,427
Boston Scientific Corp.*	12,410	89,228
AmerisourceBergen Corp. — Class A	2,230	88,219
Mylan, Inc.*	3,560	80,705
Edwards Lifesciences Corp.*	900	78,300
Life Technologies Corp.*	1,460	76,533
Forest Laboratories, Inc.*	2,330	75,259
Hospira, Inc.*	1,360	75,072
Laboratory Corporation of America Holdings*	810	74,625
Quest Diagnostics, Inc.	1,270	73,304
CR Bard, Inc.	680	67,531
DaVita, Inc.*	780	66,698
Varian Medical Systems, Inc.*	980	66,287
Cerner Corp.*	580	64,496
Waters Corp.*	740	64,306
Watson Pharmaceuticals, Inc.*	1,020	57,130
CareFusion Corp.*	1,810	51,042
Cephalon, Inc.*	607	45,998
DENTSPLY International, Inc.	1,160	42,908
Coventry Health Care, Inc.*	1,220	38,906
Tenet Healthcare Corp.*	3,950	29,428
Patterson Companies, Inc.	780	25,108
PerkinElmer, Inc.	920	24,168

Total Health Care		10,871,217

Consumer Discretionary - 4.0%
Walt Disney Co.	15,470	666,602
McDonald’s Corp.	8,500	646,765
Comcast Corp. — Class A	22,610	558,919
Amazon.com, Inc.*	2,900	522,377
Home Depot, Inc.	13,350	494,751
Ford Motor Co.*	30,810	459,377
News Corp. — Class A*	18,600	326,616
Time Warner, Inc.	8,900	317,730
DIRECTV — Class A*	6,460	302,328
Lowe’s Companies, Inc.	11,240	297,073
Target Corp.	5,760	288,058
NIKE, Inc. — Class B	3,120	236,184
Johnson Controls, Inc.	5,524	229,633
Viacom, Inc. — Class B	4,860	226,087

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 38.5% (continued)
Consumer Discretionary - 4.0% (continued)
Starbucks Corp.	6,080	$224,656
Priceline.com, Inc.*	400	202,576
Time Warner Cable, Inc. — Class A	2,790	199,039
Yum! Brands, Inc.	3,810	195,758
TJX Companies, Inc.	3,220	160,131
CBS Corp. — Class B	5,470	136,969
Carnival Corp.	3,510	134,644
Kohl’s Corp.	2,380	126,235
Coach, Inc.	2,410	125,416
Staples, Inc.	5,860	113,801
Omnicom Group, Inc.	2,310	113,329
Stanley Black & Decker, Inc.	1,360	104,176
Bed Bath & Beyond, Inc.*	2,070	99,919
McGraw-Hill Companies, Inc.	2,500	98,500
Discovery Communications, Inc. — Class A*	2,290	91,371
Starwood Hotels & Resorts Worldwide, Inc.	1,560	90,667
Netflix, Inc.*	360	85,439
Marriott International, Inc. — Class A	2,370	84,325
Macy’s, Inc.	3,447	83,624
Harley-Davidson, Inc.	1,920	81,581
The Gap, Inc.	3,550	80,443
Wynn Resorts Ltd.	620	78,895
Fortune Brands, Inc.	1,250	77,362
Best Buy Company, Inc.	2,660	76,395
Mattel, Inc.	2,840	70,801
Limited Brands, Inc.	2,150	70,692
VF Corp.	710	69,956
JC Penney Company, Inc.	1,928	69,234
Ross Stores, Inc.	970	68,986
Genuine Parts Co.	1,280	68,659
O’Reilly Automotive, Inc.*	1,150	66,079
Polo Ralph Lauren Corp. — Class A	530	65,534
Cablevision Systems Corp. — Class A	1,890	65,413
Tiffany & Co.	1,030	63,283
Nordstrom, Inc.	1,370	61,486
AutoZone, Inc.*	220	60,183
CarMax, Inc.*	1,840	59,064
Darden Restaurants, Inc.	1,120	55,026
Whirlpool Corp.	620	52,923
Family Dollar Stores, Inc.	1,030	52,860
Hasbro, Inc.	1,120	52,461
Interpublic Group of Companies, Inc.	3,980	50,029
Newell Rubbermaid, Inc.	2,370	45,338
Wyndham Worldwide Corp.	1,410	44,852
Apollo Group, Inc. — Class A*	1,000	41,710
H&R Block, Inc.	2,490	41,683
Abercrombie & Fitch Co. — Class A	710	41,677
International Game Technology	2,430	39,439
Scripps Networks Interactive, Inc. — Class A	740	37,067
Expedia, Inc.	1,630	36,936
Urban Outfitters, Inc.*	1,040	31,023
Gannett Company, Inc.	1,950	29,699
Goodyear Tire & Rubber Co.*	1,980	29,660
Leggett & Platt, Inc.	1,190	29,155
Sears Holdings Corp.*	350	28,928
GameStop Corp. — Class A*	1,230	27,700
DeVry, Inc.	500	27,535
DR Horton, Inc.	2,290	26,678
Big Lots, Inc.*	610	26,492
Harman International Industries, Inc.	560	26,219
Lennar Corp. — Class A	1,310	23,737
Pulte Group, Inc.*	2,740	20,276
AutoNation, Inc.*	520	18,392
Washington Post Co. — Class B	39	17,065
RadioShack Corp.	860	12,909

Total Consumer Discretionary		10,264,590

Consumer Staples - 3.9%
Procter & Gamble Co.	22,810	1,405,096
Coca-Cola Co.	18,690	1,240,081
Philip Morris International, Inc.	14,640	960,823
PepsiCo, Inc.	12,920	832,177
Wal-Mart Stores, Inc.	15,960	830,718
Kraft Foods, Inc. — Class A	14,238	446,504
Altria Group, Inc.	17,045	443,681
CVS Caremark Corp.	11,140	382,325
Colgate-Palmolive Co.	4,020	324,655
Walgreen Co.	7,510	301,451
Costco Wholesale Corp.	3,555	260,653
Kimberly-Clark Corp.	3,290	214,738
General Mills, Inc.	5,180	189,329
Archer-Daniels-Midland Co.	5,190	186,892
Sysco Corp.	4,750	131,575
HJ Heinz Co.	2,611	127,469
Kroger Co.	5,180	124,165
Lorillard, Inc.	1,190	113,062
Kellogg Co.	2,050	110,659
Reynolds American, Inc.	2,750	97,708
Mead Johnson Nutrition Co. — Class A	1,670	96,743
Avon Products, Inc.	3,502	94,694
Estee Lauder Companies, Inc. — Class A	930	89,615
Sara Lee Corp.	5,070	89,587
ConAgra Foods, Inc.	3,550	84,313
Clorox Co.	1,120	78,478
Whole Foods Market, Inc.	1,190	78,421
Coca-Cola Enterprises, Inc.	2,690	73,437
Safeway, Inc.	3,000	70,620
JM Smucker Co.	969	69,177
Hershey Co.	1,250	67,938
Dr Pepper Snapple Group, Inc.	1,820	67,631
Molson Coors Brewing Co. — Class B	1,290	60,488
Brown-Forman Corp. — Class B	840	57,372
McCormick & Company, Inc.	1,068	51,082
Campbell Soup Co.	1,490	49,334
Tyson Foods, Inc. — Class A	2,430	46,632
Hormel Foods Corp.	1,130	31,459

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

	Shares	Value
COMMON STOCKS†- 38.5% (continued)
Consumer Staples - 3.9% (continued)
Constellation Brands, Inc. — Class A*	1,430	$29,000
SUPERVALU, Inc.	1,730	15,449
Dean Foods Co.*	1,490	14,900

Total Consumer Staples		10,040,131

Materials - 1.4%
Freeport-McMoRan Copper & Gold, Inc. — Class B	7,710	428,291
E. I. du Pont de Nemours & Co.	7,499	412,220
Dow Chemical Co.	9,508	358,927
Monsanto Co.	4,370	315,776
Praxair, Inc.	2,470	250,952
Newmont Mining Co.	4,020	219,412
Air Products & Chemicals, Inc.	1,750	157,815
Alcoa, Inc.	8,650	152,672
PPG Industries, Inc.	1,300	123,773
Nucor Corp.	2,568	118,179
Cliffs Natural Resources, Inc.	1,098	107,911
International Paper Co.	3,570	107,743
Ecolab, Inc.	1,890	96,428
CF Industries Holdings, Inc.	580	79,338
United States Steel Co.	1,170	63,110
Sigma-Aldrich Corp.	990	63,004
Sherwin-Williams Co.	720	60,473
Eastman Chemical Co.	580	57,606
Allegheny Technologies, Inc.	796	53,905
FMC Corp.	580	49,259
Ball Corp.	1,370	49,115
Vulcan Materials Co.	1,047	47,743
MeadWestvaco Corp.	1,370	41,552
Airgas, Inc.	610	40,516
International Flavors & Fragrances, Inc.	650	40,495
Owens-Illinois, Inc.*	1,330	40,153
Sealed Air Corp.	1,300	34,658
Bemis Company, Inc.	870	28,545
AK Steel Holding Corp.	900	14,202
Titanium Metals Corp.*	730	13,563

Total Materials		3,627,336

Utilities - 1.2%
Southern Co.	6,886	262,425
Exelon Corp.	5,387	222,160
Dominion Resources, Inc.	4,730	211,431
Duke Energy Corp.	10,830	196,564
NextEra Energy, Inc.	3,430	189,062
PG&E Corp.	3,229	142,657
American Electric Power Company, Inc.	3,920	137,749
Public Service Enterprise Group, Inc.	4,120	129,821
FirstEnergy Corp.	3,410	126,477
Consolidated Edison, Inc.	2,380	120,714
Progress Energy, Inc.	2,390	110,275
Sempra Energy	1,960	104,860
PPL Corp.	3,940	99,682
Entergy Corp.	1,450	97,455
Edison International	2,650	96,963
Xcel Energy, Inc.	3,930	93,888
AES Corp.*	5,390	70,070
DTE Energy Co.	1,380	67,565
CenterPoint Energy, Inc.	3,460	60,758
Oneok, Inc.	870	58,186
Wisconsin Energy Corp.	1,900	57,950
Ameren Corp.	1,950	54,736
Constellation Energy Group, Inc.	1,620	50,431
Northeast Utilities	1,428	49,409
NiSource, Inc.	2,267	43,481
NRG Energy, Inc.*	2,010	43,295
CMS Energy Corp.	2,055	40,360
Pinnacle West Capital Corp.	890	38,083
SCANA Corp.	930	36,614
Pepco Holdings, Inc.	1,831	34,148
TECO Energy, Inc.	1,750	32,830
Integrys Energy Group, Inc.	640	32,326
Nicor, Inc.	369	19,815

Total Utilities		3,132,240

Telecommunication Services - 1.2%
AT&T, Inc.	48,150	1,473,390
Verizon Communications, Inc.	23,030	887,576
American Tower Corp. — Class A*	3,240	167,897
Sprint Nextel Corp.*	24,355	113,007
CenturyLink, Inc.	2,477	102,919
Qwest Communications International, Inc.	14,188	96,904
Frontier Communications Corp.	8,091	66,508
Windstream Corp.	4,110	52,896
MetroPCS Communications, Inc.*	2,150	34,916

Total Telecommunication Services		2,996,013

Total Common Stocks
(Cost $62,609,078)		98,322,411

	Face
	Amount	Value
REPURCHASE AGREEMENT ††,1 - 11.4%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$28,969,275	$28,969,275

Total Repurchase Agreement
(Cost $28,969,275)		28,969,275

Total Investments - 49.9% (Cost $91,578,353)		$127,291,686
Cash & Other Assets, Less Liabilities - 50.1%		127,978,095

Total Net Assets - 100.0%		$255,269,781

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $136,815,438)	2,071	$232,716

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	S&P 500 2x Strategy Fund

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[2] (Notional Value $91,731,356)	69,188	$781,542
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[2] (Notional Value $137,544,025)	103,742	520,473
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[2] (Notional Value $45,254,143)	34,133	$423,397

(Total Notional Value $274,529,524)		$1,725,412

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

2	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Inverse S&P 500 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 53.1%
Freddie Mac[1]
0.21% due 06/20/11	$20,000,000	$19,996,000
0.19% due 12/14/11	15,000,000	14,979,675
Federal Farm Credit Bank[2]
0.21% due 06/27/11	23,000,000	22,995,009

Total Federal Agency Discount Notes
(Cost $57,958,426)		57,970,684

REPURCHASE AGREEMENT††,3 - 29.0%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	31,730,738	31,730,738

Total Repurchase Agreement
(Cost $31,730,738)		31,730,738

Total Investments - 82.1% (Cost $89,689,164)		$89,701,422
Cash & Other Assets, Less Liabilities - 17.9%		19,531,230

Total Net Assets - 100.0%		$109,232,652

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $13,212,500)	200	$(77,385)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[4] (Notional Value $50,076,359)	37,770	(558,016)
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[4] (Notional Value $77,646,925)	58,565	(737,992)
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[4] (Notional Value $79,641,081)	60,069	(746,874)

(Total Notional Value $207,364,365)		$(2,042,882)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreement — See Note 2.

4	Total Return based on S&P 500 Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	NASDAQ-100® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 55.6%
Information Technology - 35.4%
Apple, Inc.*	63,250	$22,039,462
QUALCOMM, Inc.	97,590	5,350,860
Google, Inc. — Class A*	7,510	4,402,437
Microsoft Corp.	142,350	3,609,996
Oracle Corp.	103,700	3,460,469
Intel Corp.	94,600	1,908,082
Baidu, Inc. ADR*	13,700	1,887,997
Cisco Systems, Inc.	97,220	1,667,323
eBay, Inc.*	47,670	1,479,677
Research In Motion Ltd.*	25,570	1,446,495
Cognizant Technology Solutions Corp. — Class A*	14,590	1,187,626
Intuit, Inc.*	19,260	1,022,706
Altera Corp.	22,148	974,955
NetApp, Inc.*	18,600	896,148
Automatic Data Processing, Inc.	17,270	886,124
Broadcom Corp. — Class A	21,767	857,184
Adobe Systems, Inc.*	24,420	809,767
Citrix Systems, Inc.*	10,970	805,856
Symantec Corp.*	39,290	728,437
CA, Inc.	24,120	583,221
Micron Technology, Inc.*	50,280	576,209
Activision Blizzard, Inc.	51,970	570,111
Fiserv, Inc.*	8,990	563,853
Xilinx, Inc.	17,050	559,240
SanDisk Corp.*	11,840	545,706
Paychex, Inc.	16,890	529,670
Applied Materials, Inc.	33,590	524,676
NVIDIA Corp.*	28,080	518,357
Check Point Software Technologies Ltd.*	10,130	517,136
Yahoo!, Inc.*	30,990	515,983
Autodesk, Inc.*	11,660	514,323
BMC Software, Inc.*	10,220	508,343
Dell, Inc.*	34,960	507,270
Linear Technology Corp.	14,930	502,096
Marvell Technology Group Ltd.*	30,560	475,208
KLA-Tencor Corp.	9,980	472,753
F5 Networks, Inc.*	3,820	391,817
Infosys Technologies Ltd. ADR	5,300	380,010
Maxim Integrated Products, Inc.	14,360	367,616
Lam Research Corp.*	6,280	355,825
Akamai Technologies, Inc.*	9,187	349,106
Electronic Arts, Inc.*	16,590	324,003
Seagate Technology plc*	22,230	320,112
Flextronics International Ltd.*	40,590	303,207
Microchip Technology, Inc.	7,710	293,057
VeriSign, Inc.	8,050	291,490
FLIR Systems, Inc.	8,170	282,764

Total Information Technology		68,064,763

Consumer Discretionary - 9.0%
Amazon.com, Inc.*	14,740	2,655,116
Starbucks Corp.	51,060	1,886,667
Comcast Corp. — Class A	71,420	1,765,502
DIRECTV — Class A*	28,350	1,326,780
Priceline.com, Inc.*	2,560	1,296,486
News Corp. — Class A*	70,290	1,234,292
Wynn Resorts Ltd.	6,650	846,212
Bed Bath & Beyond, Inc.*	16,860	813,832
Netflix, Inc.*	2,480	588,578
Mattel, Inc.	19,630	489,376
Staples, Inc.	23,910	464,332
Sears Holdings Corp.*	5,610	463,667
Virgin Media, Inc.	16,210	450,476
Liberty Media Corp. — Interactive*	27,090	434,524
Ross Stores, Inc.	5,930	421,742
O’Reilly Automotive, Inc.*	6,930	398,198
Dollar Tree, Inc.*	6,490	360,325
Garmin Ltd.	9,500	321,670
Ctrip.com International Ltd. ADR*	7,520	312,005
Expedia, Inc.	13,210	299,339
Apollo Group, Inc. — Class A*	7,120	296,975
Urban Outfitters, Inc.*	7,990	238,342

Total Consumer Discretionary		17,364,436

Health Care - 7.1%
Teva Pharmaceutical Industries Ltd. ADR	35,430	1,777,523
Gilead Sciences, Inc.*	38,550	1,636,062
Celgene Corp.*	22,970	1,321,464
Express Scripts, Inc. — Class A*	23,210	1,290,708
Genzyme Corp.*	16,160	1,230,584
Amgen, Inc.*	21,390	1,143,296
Biogen Idec, Inc.*	12,890	945,997
Intuitive Surgical, Inc.*	1,910	636,909
Vertex Pharmaceuticals, Inc.*	10,520	504,224
Mylan, Inc.*	21,860	495,566
Life Technologies Corp.*	8,970	470,207
Cerner Corp.*	4,090	454,808
Illumina, Inc.*	6,170	432,332
Henry Schein, Inc.*	4,510	316,467
Warner Chilcott plc — Class A	12,390	288,439
Cephalon, Inc.*	3,630	275,081
DENTSPLY International, Inc.	6,720	248,573
QIAGEN N.V.*	11,610	232,780

Total Health Care		13,701,020

Industrials - 2.1%
PACCAR, Inc.	20,120	1,053,282
CH Robinson Worldwide, Inc.	8,080	598,970
First Solar, Inc.*	3,700	595,108
Expeditors International of Washington, Inc.	10,260	514,436
Joy Global, Inc.	5,060	499,979
Fastenal Co.	6,940	449,920
Stericycle, Inc.*	4,420	391,922

Total Industrials		4,103,617

Telecommunication Services - 1.0%
Vodafone Group plc ADR	37,356	1,073,985
Millicom International Cellular S.A.	5,190	499,122
NII Holdings, Inc.*	8,120	338,361

Total Telecommunication Services		1,911,468

Consumer Staples - 0.8%
Costco Wholesale Corp.	11,320	829,982
Whole Foods Market, Inc.	8,963	590,662

Total Consumer Staples		1,420,644

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	NASDAQ-100® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 55.6% (continued)
Materials - 0.2%
Sigma-Aldrich Corp.	5,760	$366,566

Total Common Stocks
(Cost $36,967,804)		106,932,514

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 15.3%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$29,419,501	$29,419,501

Total Repurchase Agreement
(Cost $29,419,501)		29,419,501

Total Investments - 70.9% (Cost $66,387,305)		$136,352,015
Cash & Other Assets, Less Liabilities - 29.1%		55,875,970

Total Net Assets - 100.0%		$192,227,985

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $53,083,950)	1,135	$356,666

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[2] (Notional Value $161,832,978)	69,189	$2,336,696
Credit Suisse Capital, LLC April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[2] (Notional Value $42,757,146)	18,280	319,094
Morgan Stanley Capital Services, Inc. April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[2] (Notional Value $20,166,542)	8,622	195,590

(Total Notional Value $224,756,666)		$2,851,380

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

2	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Inverse NASDAQ® 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTE†† - 18.9%
Fannie Mae[1]
0.21% due 06/15/11	$10,000,000	$9,998,130

Total Federal Agency Discount Note
(Cost $9,995,593)		9,998,130

WORLD BANK DISCOUNT NOTE†† - 9.4%
World Bank
0.21% due 04/01/11	5,000,000	5,000,000

Total World Bank Discount Note
(Cost $4,999,971)		5,000,000

REPURCHASE AGREEMENT††,2 - 40.1%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	21,238,799	21,238,799

Total Repurchase Agreement
(Cost $21,238,799)		21,238,799

Total Investments - 68.4% (Cost $36,234,363)		$36,236,929
Cash & Other Assets, Less Liabilities - 31.6%		16,736,462

Total Net Assets - 100.0%		$52,973,391

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $11,131,260)	238	$(41,166)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[3] (Notional Value $5,202,806)	2,224	(50,661)
Goldman Sachs International April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[3] (Notional Value $11,189,101)	4,784	(139,862)
Credit Suisse Capital, LLC April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[3] (Notional Value $73,278,732)	31,329	(713,777)

(Total Notional Value $89,670,639)		$(904,300)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreement — See Note 2.

3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Dow 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 34.9%
Industrials - 8.2%
Caterpillar, Inc.	7,690	$856,281
3M Co.	7,690	719,015
United Technologies Corp.	7,696	651,466
Boeing Co.	7,690	568,522
General Electric Co.	7,690	154,185

Total Industrials		2,949,469

Information Technology - 5.7%
International Business Machines Corp.	7,694	1,254,661
Hewlett-Packard Co.	7,690	315,059
Microsoft Corp.	7,690	195,018
Intel Corp.	7,691	155,127
Cisco Systems, Inc.	7,690	131,884

Total Information Technology		2,051,749

Consumer Staples - 4.5%
Coca-Cola Co.	7,690	510,231
Procter & Gamble Co.	7,696	474,074
Wal-Mart Stores, Inc.	7,697	400,629
Kraft Foods, Inc. — Class A	7,690	241,158

Total Consumer Staples		1,626,092

Energy - 4.1%
Chevron Corp.	7,690	826,137
Exxon Mobil Corp.	7,690	646,959

Total Energy		1,473,096

Financials - 3.5%
Travelers Companies, Inc.	7,692	457,520
JPMorgan Chase & Co.	7,697	354,832
American Express Co.	7,698	347,949
Bank of America Corp.	7,690	102,508

Total Financials		1,262,809

Consumer Discretionary - 3.4%
McDonald’s Corp.	7,698	585,741
Walt Disney Co.	7,698	331,707
Home Depot, Inc.	7,697	285,251

Total Consumer Discretionary		1,202,699

Health Care - 2.4%
Johnson & Johnson	7,691	455,692
Merck & Company, Inc.	7,690	253,847
Pfizer, Inc.	7,690	156,184

Total Health Care		865,723

Materials - 1.6%
E. I. du Pont de Nemours & Co.	7,690	422,719
Alcoa, Inc.	7,696	135,835

Total Materials		558,554

Telecommunication Services - 1.5%
Verizon Communications, Inc.	7,695	296,565
AT&T, Inc.	7,693	235,406

Total Telecommunication Services		531,971

Total Common Stocks
(Cost $6,640,990)		12,522,162

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 35.8%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$12,810,608	$12,810,608

Total Repurchase Agreement
(Cost $12,810,608)		12,810,608

Total Investments - 70.7% (Cost $19,451,598)		$25,332,770
Cash & Other Assets, Less Liabilities - 29.3%		10,499,532

Total Net Assets - 100.0%		$35,832,302

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $22,073,400)	360	$416,439

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/28/11[2] (Notional Value $20,272,144)	1,646	$170,481
Morgan Stanley Capital Services, Inc. April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/26/11[2] (Notional Value $5,955,139)	483	48,924
Goldman Sachs International April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/27/11[2] (Notional Value $10,998,443)	893	32,907

(Total Notional Value $37,225,726)		$252,312

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

2	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Inverse Dow 2x Strategy Fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTE†† - 28.0%
Freddie Mac[1]
0.23% due 08/09/11	$10,000,000	$9,995,310

Total Federal Agency Discount Note
(Cost $9,991,630)		9,995,310

REPURCHASE AGREEMENT††,2 - 47.8%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	17,096,261	17,096,261

Total Repurchase Agreement
(Cost $17,096,261)		17,096,261

Total Investments - 75.8% (Cost $27,087,891)		$27,091,571
Cash & Other Assets, Less Liabilities - 24.2%		8,634,827

Total Net Assets - 100.0%		$35,726,398

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
June 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,594,190)	26	$6,527

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/26/11[3] (Notional Value $4,167,740)	338	$(34,424)
Goldman Sachs International April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/27/11[3] (Notional Value $10,970,858)	891	(35,414)
Credit Suisse Capital, LLC April 2011 Dow Jones Industrial Average Index Swap, Terminating 04/28/11[3] (Notional Value $54,519,742)	4,425	(385,713)

(Total Notional Value $69,658,340)		$(455,551)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreement — See Note 2.

3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4%
Financials - 5.2%
American Capital Ltd.*	3,380	$33,462
Highwoods Properties, Inc.	718	25,137
Stifel Financial Corp.*	347	24,911
BioMed Realty Trust, Inc.	1,297	24,669
CBL & Associates Properties, Inc.	1,370	23,865
SVB Financial Group*	412	23,455
Apollo Investment Corp.	1,937	23,360
MFA Financial, Inc.	2,790	22,878
Signature Bank *	399	22,504
Home Properties, Inc.	377	22,224
National Retail Properties, Inc.	829	21,662
American Campus Communities, Inc.	654	21,582
Entertainment Properties Trust	460	21,537
Alterra Capital Holdings Ltd.	959	21,424
Tanger Factory Outlet Centers	814	21,359
Kilroy Realty Corp.	546	21,201
Omega Healthcare Investors, Inc.	931	20,799
Mid-America Apartment Communities, Inc.	320	20,544
ProAssurance Corp.*	320	20,278
Prosperity Bancshares, Inc.	460	19,674
Post Properties, Inc.	487	19,115
LaSalle Hotel Properties	697	18,819
Washington Real Estate Investment Trust	604	18,778
FirstMerit Corp.	1,080	18,425
Extra Space Storage, Inc.	870	18,018
MGIC Investment Corp.*	1,997	17,753
First American Financial Corp.	1,037	17,110
DiamondRock Hospitality Co.	1,526	17,045
CNO Financial Group, Inc.*	2,210	16,597
Potlatch Corp.	393	15,799
NewAlliance Bancshares, Inc.	1,060	15,730
Platinum Underwriters Holdings Ltd.	410	15,617
Iberiabank Corp.	259	15,574
Equity Lifestyle Properties, Inc.	259	14,931
Trustmark Corp.	637	14,919
Colonial Properties Trust	770	14,822
Westamerica Bancorporation	287	14,743
Ezcorp, Inc. — Class A*	463	14,534
Delphi Financial Group, Inc. — Class A	470	14,434
Portfolio Recovery Associates, Inc.*	167	14,217
Healthcare Realty Trust, Inc.	620	14,074
Webster Financial Corp.	650	13,930
Northwest Bancshares, Inc.	1,099	13,781
Cathay General Bancorp	784	13,367
Cash America International, Inc.	290	13,354
Whitney Holding Corp.	960	13,075
Umpqua Holdings Corp.	1,140	13,042
Hatteras Financial Corp.	457	12,851
Medical Properties Trust, Inc.	1,110	12,843
Knight Capital Group, Inc. — Class A*	938	12,569
Montpelier Re Holdings Ltd.	710	12,546
Astoria Financial Corp.	859	12,344
Redwood Trust, Inc.	776	12,067
Susquehanna Bancshares, Inc.	1,290	12,061
FNB Corp.	1,137	11,984
PHH Corp.*	550	11,974
EastGroup Properties, Inc.	270	11,872
DCT Industrial Trust, Inc.	2,102	11,666
First Cash Financial Services, Inc.*	301	11,619
UMB Financial Corp.	310	11,580
National Health Investors, Inc.	240	11,501
Wintrust Financial Corp.	310	11,392
First Financial Bankshares, Inc.	216	11,096
MB Financial, Inc.	527	11,046
Glacier Bancorp, Inc.	717	10,791
Sovran Self Storage, Inc.	270	10,679
PS Business Parks, Inc.	184	10,661
Starwood Property Trust, Inc.	470	10,481
World Acceptance Corp.*	160	10,432
RLI Corp.	180	10,377
Argo Group International Holdings Ltd.	309	10,209
United Bankshares, Inc.	380	10,078
Sunstone Hotel Investors, Inc.*	980	9,986
American Capital Agency Corp.	342	9,966
Old National Bancorp	920	9,862
U-Store-It Trust	927	9,752
National Penn Bancshares, Inc.	1,254	9,706
DuPont Fabros Technology, Inc.	398	9,651
Tower Group, Inc.	400	9,612
Franklin Street Properties Corp.	682	9,596
International Bancshares Corp.	521	9,555
First Financial Bancorp	570	9,513
Hancock Holding Co.	287	9,425
Texas Capital Bancshares, Inc.*	360	9,356
KBW, Inc.	356	9,324
Prospect Capital Corp.	755	9,219
Selective Insurance Group, Inc.	530	9,169
Lexington Realty Trust	970	9,069
Strategic Hotels & Resorts, Inc.*	1,397	9,011
Radian Group, Inc.	1,317	8,969
Capstead Mortgage Corp.	700	8,946
Provident Financial Services, Inc.	590	8,732
First Midwest Bancorp, Inc.	740	8,725
Employers Holdings, Inc.	420	8,677
MF Global Holdings Ltd.*	1,043	8,636
Alexander’s, Inc.	21	8,546
iStar Financial, Inc.*	930	8,537
Park National Corp.	125	8,353
Anworth Mortgage Asset Corp.	1,175	8,331
CVB Financial Corp.	892	8,305
Ocwen Financial Corp.*	737	8,122
Community Bank System, Inc.	328	7,961
Investment Technology Group, Inc.*	437	7,949
Sterling Bancshares, Inc.	920	7,921
NBT Bancorp, Inc.	347	7,908
PrivateBancorp, Inc. — Class A	517	7,905
Hersha Hospitality Trust — Class A	1,330	7,900

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Financials - 5.2% (continued)
Pennsylvania Real Estate Investment Trust	552	$7,877
Greenlight Capital Re Ltd. — Class A*	278	7,842
Glimcher Realty Trust	839	7,761
Infinity Property & Casualty Corp.	130	7,734
optionsXpress Holdings, Inc.	420	7,690
Acadia Realty Trust	404	7,644
American Equity Investment Life Holding Co.	580	7,610
First Industrial Realty Trust, Inc.*	637	7,574
Cousins Properties, Inc.	900	7,515
Columbia Banking System, Inc.	390	7,476
Dollar Financial Corp.*	360	7,470
Government Properties Income Trust	270	7,252
Fifth Street Finance Corp.	543	7,249
BlackRock Kelso Capital Corp.	710	7,192
Investors Real Estate Trust	750	7,125
First Commonwealth Financial Corp.	1,039	7,117
Investors Bancorp, Inc.*	477	7,103
LTC Properties, Inc.	250	7,085
Oritani Financial Corp.	557	7,063
Inland Real Estate Corp.	736	7,021
Forestar Group, Inc.*	367	6,980
Equity One, Inc.	366	6,870
Sun Communities, Inc.	190	6,774
Pico Holdings, Inc.*	220	6,613
Enstar Group Ltd.*	66	6,592
Horace Mann Educators Corp.	390	6,552
MarketAxess Holdings, Inc.	270	6,534
PacWest Bancorp	300	6,525
Pebblebrook Hotel Trust	281	6,224
National Financial Partners Corp.*	420	6,195
Brookline Bancorp, Inc.	587	6,181
Piper Jaffray Companies, Inc.*	149	6,173
Primerica, Inc.	240	6,122
Associated Estates Realty Corp.	382	6,066
Navigators Group, Inc.*	117	6,026
Invesco Mortgage Capital, Inc.	270	5,899
Independent Bank Corp.	216	5,834
First Potomac Realty Trust	370	5,828
Oriental Financial Group, Inc.	458	5,748
FelCor Lodging Trust, Inc.*	931	5,707
Nelnet, Inc. — Class A	261	5,698
City Holding Co.	160	5,658
Bank of the Ozarks, Inc.	129	5,639
Meadowbrook Insurance Group, Inc.	540	5,589
Safety Insurance Group, Inc.	120	5,533
Pinnacle Financial Partners, Inc.*	330	5,458
Western Alliance Bancorporation*	656	5,392
BGC Partners, Inc. — Class A	566	5,258
Boston Private Financial Holdings, Inc.	742	5,246
Internet Capital Group, Inc.*	367	5,211
Evercore Partners, Inc. — Class A	150	5,143
S&T Bancorp, Inc.	238	5,134
Cohen & Steers, Inc.	170	5,046
Home Bancshares, Inc.	221	5,028
MCG Capital Corp.	770	5,005
Tejon Ranch Co.*	133	4,886
Compass Diversified Holdings	330	4,864
Chemical Financial Corp.	240	4,783
WesBanco, Inc.	230	4,763
Getty Realty Corp.	207	4,736
Flushing Financial Corp.	317	4,723
Banco Latinoamericano de Comercio Exterior S.A. — Class E	270	4,714
Ramco-Gershenson Properties Trust	374	4,686
Universal Health Realty Income Trust	115	4,661
Flagstone Reinsurance Holdings S.A.	510	4,595
United Fire & Casualty Co.	227	4,588
Simmons First National Corp. — Class A	169	4,578
Retail Opportunity Investments Corp.	417	4,562
Trustco Bank Corp.	769	4,560
Education Realty Trust, Inc.	560	4,497
Sandy Spring Bancorp, Inc.	240	4,430
Ashford Hospitality Trust, Inc.	400	4,408
CNA Surety Corp.*	174	4,395
Artio Global Investors, Inc. — Class A	270	4,363
Duff & Phelps Corp. — Class A	273	4,363
Renasant Corp.	249	4,228
SCBT Financial Corp.	127	4,227
AMERISAFE, Inc.*	190	4,201
Urstadt Biddle Properties, Inc. — Class A	220	4,184
Amtrust Financial Services, Inc.	219	4,176
PennantPark Investment Corp.	348	4,148
Danvers Bancorp, Inc.	190	4,070
NorthStar Realty Finance Corp.	759	4,061
Walter Investment Management Corp.	249	4,016
Safeguard Scientifics, Inc.*	197	4,009
FBL Financial Group, Inc. — Class A	130	3,994
Credit Acceptance Corp.*	56	3,974
Hercules Technology Growth Capital, Inc.	358	3,938
Hilltop Holdings, Inc.*	390	3,916
Provident New York Bancorp	379	3,911
Community Trust Bancorp, Inc.	140	3,874
PMI Group, Inc.*	1,420	3,834
Dime Community Bancshares, Inc.	259	3,823
Nara Bancorp, Inc.*	386	3,713
Lakeland Financial Corp.	163	3,697
Newcastle Investment Corp.*	610	3,684
FPIC Insurance Group, Inc.*	97	3,676
Maiden Holdings Ltd.	490	3,670
First Financial Corp.	110	3,656
Harleysville Group, Inc.	110	3,644

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Financials - 5.2% (continued)
TowneBank	230	$3,602
Financial Engines, Inc.*	130	3,583
Parkway Properties, Inc.	210	3,570
Citizens Republic Bancorp, Inc.*	3,930	3,497
Encore Capital Group, Inc.*	144	3,411
Southside Bancshares, Inc.	158	3,381
GFI Group, Inc.	667	3,348
Sabra Healthcare REIT, Inc.	189	3,328
Tompkins Financial Corp.	80	3,324
Oppenheimer Holdings, Inc. — Class A	99	3,317
International. FCStone, Inc.*	130	3,305
MVC Capital, Inc.	240	3,293
Cedar Shopping Centers, Inc.	545	3,286
Washington Trust Bancorp, Inc.	138	3,276
StellarOne Corp.	230	3,266
West Coast Bancorp*	940	3,262
National Western Life Insurance Co. — Class A	20	3,245
Cardinal Financial Corp.	278	3,241
Global Indemnity plc — Class A*	145	3,187
Bancfirst Corp.	74	3,158
Calamos Asset Management, Inc. — Class A	190	3,152
Phoenix Companies, Inc.*	1,157	3,147
PennyMac Mortgage Investment Trust	170	3,126
eHealth, Inc.*	235	3,126
CapLease, Inc.	570	3,124
1st Source Corp.	155	3,106
GAMCO Investors, Inc. — Class A	67	3,106
NewStar Financial, Inc.*	280	3,058
Cypress Sharpridge Investments, Inc.	238	3,018
TICC Capital Corp.	275	2,989
Virtus Investment Partners, Inc.*	50	2,946
SY Bancorp, Inc.	117	2,944
Berkshire Hills Bancorp, Inc.	141	2,940
Beneficial Mutual Bancorp, Inc.*	338	2,914
Camden National Corp.	85	2,910
United Financial Bancorp, Inc.	176	2,906
Kite Realty Group Trust	547	2,905
Hudson Valley Holding Corp.	132	2,904
Advance America Cash Advance Centers, Inc.	547	2,899
Resource Capital Corp.	436	2,873
Winthrop Realty Trust	232	2,842
WSFS Financial Corp.	60	2,826
TradeStation Group, Inc.*	401	2,815
Univest Corporation of Pennsylvania	158	2,800
Triangle Capital Corp.	153	2,763
Main Street Capital Corp.	148	2,731
Two Harbors Investment Corp.	260	2,722
HFF, Inc. — Class A*	180	2,707
Sterling Bancorp — Class N	268	2,683
First Busey Corp.	527	2,677
Citizens, Inc.*	366	2,672
Southwest Bancorp, Inc.	188	2,668
Abington Bancorp, Inc.	216	2,642
Colony Financial, Inc.	140	2,636
Westfield Financial, Inc.	290	2,627
Center Financial Corp.*	350	2,569
State Auto Financial Corp.	139	2,533
Arrow Financial Corp.	102	2,523
Cogdell Spencer, Inc.	421	2,501
Saul Centers, Inc.	56	2,495
Capital Southwest Corp.	27	2,471
Northfield Bancorp, Inc.	179	2,470
Territorial Bancorp, Inc.	120	2,390
Gladstone Capital Corp.	209	2,364
RAIT Financial Trust	960	2,362
Ameris Bancorp	227	2,306
Westwood Holdings Group, Inc.	57	2,294
Trico Bancshares	140	2,283
CoBiz Financial, Inc.	325	2,259
SeaBright Holdings, Inc.	220	2,255
Kennedy-Wilson Holdings, Inc.*	207	2,248
First Community Bancshares, Inc.	158	2,240
Eagle Bancorp, Inc.*	158	2,220
United Community Banks, Inc.*	933	2,211
Lakeland Bancorp, Inc.	213	2,211
Enterprise Financial Services Corp.	155	2,181
Heartland Financial USA, Inc.	128	2,176
Great Southern Bancorp, Inc.	100	2,145
American Safety Insurance Holdings Ltd.*	100	2,143
Monmouth Real Estate Investment Corp. — Class A	260	2,135
Arlington Asset Investment Corp. — Class A	70	2,131
Apollo Commercial Real Estate Finance, Inc.	130	2,126
Washington Banking Co.	150	2,115
Suffolk Bancorp	100	2,098
Agree Realty Corp.	93	2,088
Orrstown Financial Services, Inc.	74	2,072
Bancorp, Inc.*	224	2,068
First Merchants Corp.	250	2,067
Epoch Holding Corp.	130	2,051
Union First Market Bankshares Corp.	180	2,025
NGP Capital Resources Co.	208	2,005
MainSource Financial Group, Inc.	200	2,002
Bryn Mawr Bank Corp.	97	1,995
First Bancorp	150	1,989
German American Bancorp, Inc.	115	1,977
OceanFirst Financial Corp.	141	1,967
Citizens & Northern Corp.	117	1,967
National Bankshares, Inc.	67	1,936
Bank Mutual Corp.	457	1,933
Financial Institutions, Inc.	110	1,925
First of Long Island Corp.	69	1,915
Farmer Mac — Class C	100	1,911
ViewPoint Financial Group	146	1,898
FBR Capital Markets Corp.*	527	1,887
Home Federal Bancorp, Inc.	160	1,885
Presidential Life Corp.	197	1,877
Baldwin & Lyons, Inc. — Class B	80	1,874

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Financials - 5.2% (continued)
Republic Bancorp, Inc. — Class A	96	$1,870
Bank of Marin Bancorp	50	1,866
OmniAmerican Bancorp, Inc.*	117	1,853
ESSA Bancorp, Inc.	140	1,848
First Financial Holdings, Inc.	162	1,832
Pacific Continental Corp.	179	1,824
Alliance Financial Corp.	54	1,801
Centerstate Banks, Inc.	255	1,785
Stewart Information Services Corp.	170	1,782
MPG Office Trust, Inc.*	477	1,770
Excel Trust, Inc.	150	1,769
BankFinancial Corp.	190	1,746
Avatar Holdings, Inc.*	88	1,742
SWS Group, Inc.	285	1,730
Dynex Capital, Inc.	170	1,710
Gladstone Investment Corp.	220	1,707
State Bancorp, Inc.	164	1,704
CNB Financial Corp.	116	1,683
Harris & Harris Group, Inc.*	310	1,668
Sanders Morris Harris Group, Inc.	207	1,658
First Interstate Bancsystem, Inc. — Class A	120	1,632
Metro Bancorp, Inc.*	132	1,630
Penns Woods Bancorp, Inc.	40	1,557
1st United Bancorp, Inc.*	220	1,544
Terreno Realty Corp.	89	1,533
Capital City Bank Group, Inc.	119	1,509
Kearny Financial Corp.	150	1,505
Consolidated-Tomoka Land Co.	46	1,490
Heritage Financial Corp.*	105	1,488
CreXus Investment Corp.	130	1,485
Cowen Group, Inc. — Class A*	367	1,472
Donegal Group, Inc. — Class A	110	1,471
Gladstone Commercial Corp.	80	1,459
LaBranche & Company, Inc.*	370	1,454
Ames National Corp.	76	1,452
First Bancorp, Inc.	95	1,449
Solar Capital Ltd.	60	1,433
Penson Worldwide, Inc.*	205	1,376
Kansas City Life Insurance Co.	43	1,375
American National Bankshares, Inc.	60	1,351
Gleacher & Company, Inc.*	772	1,343
ESB Financial Corp.	90	1,329
Merchants Bancshares, Inc.	50	1,324
Medallion Financial Corp.	149	1,310
Chatham Lodging Trust	80	1,300
JMP Group, Inc.	150	1,291
Diamond Hill Investment Group, Inc.	16	1,280
Tower Bancorp, Inc.	57	1,271
Hanmi Financial Corp.*	1,020	1,265
Meridian Interstate Bancorp, Inc.*	90	1,265
Rockville Financial, Inc.*	121	1,262
Bridge Bancorp, Inc.	56	1,253
EMC Insurance Group, Inc.	50	1,241
Home Bancorp, Inc.*	81	1,241
Bancorp Rhode Island, Inc.	40	1,235
THL Credit, Inc.	90	1,230
National Interstate Corp.	59	1,230
Sierra Bancorp	109	1,219
Mission West Properties, Inc.	185	1,215
First Marblehead Corp.*	550	1,210
One Liberty Properties, Inc.	80	1,206
Virginia Commerce Bancorp, Inc.*	210	1,205
Thomas Properties Group, Inc.*	357	1,196
Peapack Gladstone Financial Corp.	89	1,180
Clifton Savings Bancorp, Inc.	99	1,175
West Bancorporation, Inc.	147	1,173
Peoples Bancorp, Inc.	96	1,154
Crawford & Co. — Class B	238	1,133
Golub Capital BDC, Inc.	70	1,105
Ladenburg Thalmann Financial Services, Inc.*	910	1,047
Chesapeake Lodging Trust	60	1,045
Midsouth Bancorp, Inc.	72	1,041
BofI Holding, Inc.*	67	1,040
MidWestOne Financial Group, Inc.	67	994
UMH Properties, Inc.	100	994
Marlin Business Services Corp.*	80	987
Encore Bancshares, Inc.*	80	971
Universal Insurance Holdings, Inc.	176	954
Taylor Capital Group, Inc.*	90	946
Wilshire Bancorp, Inc.	190	931
Hallmark Financial Services*	110	922
Roma Financial Corp.	80	886
Asta Funding, Inc.	100	856
Primus Guaranty Ltd.*	160	813
Asset Acceptance Capital Corp.*	149	800
Fox Chase Bancorp, Inc.	53	738
Century Bancorp, Inc. — Class A	27	723
CompuCredit Holdings Corp.*	110	723
Flagstar Bancorp, Inc.*	461	691
Life Partners Holdings, Inc.	82	659
NASB Financial, Inc.	36	582
Pzena Investment Management, Inc. — Class A	76	537
Kaiser Federal Financial Group, Inc.	35	431
First BanCorp*	86	430
First South Bancorp, Inc.	80	399
California First National Bancorp	25	382
Porter Bancorp, Inc.	46	363
Green Bankshares, Inc.*	120	335
Rodman & Renshaw Capital Group, Inc.*	160	328
Heritage Financial Group, Inc.	25	318
Waterstone Financial, Inc.*	75	230
Doral Financial Corp.*	188	207
Gerova Financial Group Ltd.*,††	7	37

Total Financials		2,425,149

Information Technology - 5.1%
Riverbed Technology, Inc.*	1,254	47,213
VeriFone Systems, Inc.*	850	46,707
TIBCO Software, Inc.*	1,650	44,962
Rackspace Hosting, Inc.*	970	41,564
Acme Packet, Inc.*	436	30,939

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Information Technology - 5.1% (continued)
Ariba, Inc.*	897	$30,624
Jack Henry & Associates, Inc.	849	28,773
Netlogic Microsystems, Inc.*	626	26,305
Parametric Technology Corp.*	1,157	26,021
ADTRAN, Inc.	610	25,901
Aruba Networks, Inc.*	760	25,718
SuccessFactors, Inc.*	622	24,314
Concur Technologies, Inc.*	407	22,568
InterDigital, Inc.	430	20,515
Veeco Instruments, Inc.*	400	20,336
Wright Express Corp.*	387	20,062
Cavium Networks, Inc.*	446	20,039
TriQuint Semiconductor, Inc.*	1,540	19,881
Anixter International, Inc.	280	19,569
GSI Commerce, Inc.*	664	19,435
Finisar Corp.*	750	18,450
Omnivision Technologies, Inc.*	518	18,405
CACI International, Inc. — Class A*	300	18,396
Progress Software Corp.*	630	18,327
Fortinet, Inc.*	410	18,040
Plantronics, Inc.	480	17,578
CommVault Systems, Inc.*	437	17,428
Cymer, Inc.*	306	17,313
Hittite Microwave Corp.*	271	17,282
Microsemi Corp.*	830	17,189
RF Micro Devices, Inc.*	2,670	17,115
OpenTable, Inc.*	160	17,016
MKS Instruments, Inc.	502	16,717
Lawson Software, Inc.*	1,380	16,698
Universal Display Corp.*	299	16,457
Arris Group, Inc.*	1,263	16,091
Semtech Corp.*	619	15,487
Mentor Graphics Corp.*	1,057	15,464
Quest Software, Inc.*	590	14,980
IPG Photonics Corp.*	257	14,824
Digital River, Inc.*	395	14,785
Ultimate Software Group, Inc.*	250	14,687
TTM Technologies, Inc.*	800	14,528
Coherent, Inc.*	250	14,527
Cirrus Logic, Inc.*	680	14,300
Plexus Corp.*	407	14,269
SAVVIS, Inc.*	377	13,983
Taleo Corp. — Class A*	390	13,904
MAXIMUS, Inc.	170	13,799
j2 Global Communications, Inc.*	455	13,427
Viasat, Inc.*	330	13,147
Unisys Corp.*	420	13,112
FEI Co.*	385	12,982
Fair Isaac Corp.	410	12,960
Littelfuse, Inc.	226	12,905
MicroStrategy, Inc. — Class A*	95	12,776
JDA Software Group, Inc.*	414	12,528
Blackboard, Inc.*	344	12,467
Cabot Microelectronics Corp.*	235	12,279
Blackbaud, Inc.	444	12,095
Integrated Device Technology, Inc.*	1,620	11,939
SRA International, Inc. — Class A*	419	11,883
Benchmark Electronics, Inc.*	620	11,761
Sapient Corp.*	1,026	11,748
Blue Coat Systems, Inc.*	417	11,743
ValueClick, Inc.*	810	11,713
Diodes, Inc.*	340	11,580
Netgear, Inc.*	356	11,549
Entegris, Inc.*	1,307	11,462
Terremark Worldwide, Inc.*	587	11,153
ACI Worldwide, Inc.*	340	11,152
Cognex Corp.	390	11,017
Rofin-Sinar Technologies, Inc.*	277	10,941
Take-Two Interactive Software, Inc.*	700	10,759
Scansource, Inc.*	276	10,485
TiVo, Inc.*	1,146	10,039
Websense, Inc.*	430	9,877
Constant Contact, Inc.*	280	9,772
Acxiom Corp.*	680	9,758
Stratasys, Inc.*	205	9,635
Advent Software, Inc.*	332	9,518
DealerTrack Holdings, Inc.*	407	9,345
Mantech International Corp. — Class A*	220	9,328
Euronet Worldwide, Inc.*	480	9,278
Tessera Technologies, Inc.*	504	9,203
Power Integrations, Inc.	240	9,199
Aspen Technology, Inc.*	610	9,144
Harmonic, Inc.*	970	9,099
Sanmina-SCI Corp.*	800	8,968
L-1 Identity Solutions, Inc. — Class 1*	761	8,965
Synaptics, Inc.*	330	8,917
Brooks Automation, Inc.*	640	8,787
Checkpoint Systems, Inc.*	390	8,767
Emulex Corp.*	810	8,643
Earthlink, Inc.	1,079	8,449
Loral Space & Communications, Inc.*	108	8,375
SolarWinds, Inc.*	351	8,234
Netscout Systems, Inc.*	298	8,141
STEC, Inc.*	405	8,136
DG FastChannel, Inc.*	250	8,055
Insight Enterprises, Inc.*	467	7,953
DTS, Inc.*	170	7,927
Sonus Networks, Inc.*	2,070	7,783
Bottomline Technologies, Inc.*	307	7,718
Brightpoint, Inc.*	708	7,675
Comtech Telecommunications Corp.	280	7,610
Sourcefire, Inc.*	275	7,565
Tyler Technologies, Inc.*	317	7,516
SYNNEX Corp.*	226	7,397
Infinera Corp.*	879	7,375
MTS Systems Corp.	160	7,288
Manhattan Associates, Inc.*	219	7,166
Rogers Corp.*	159	7,165
Amkor Technology, Inc.*	1,047	7,057
Ultratech, Inc.*	240	7,056
VirnetX Holding Corp.	350	6,969
NIC, Inc.	558	6,953
Synchronoss Technologies, Inc.*	200	6,950
Silicon Image, Inc.*	766	6,871

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Information Technology - 5.1% (continued)
Lattice Semiconductor Corp.*	1,160	$6,844
Applied Micro Circuits Corp.*	657	6,820
Syntel, Inc.	130	6,790
CSG Systems International, Inc.*	340	6,780
Micrel, Inc.	500	6,740
Ancestry.com, Inc.*	190	6,736
Electronics for Imaging, Inc.*	457	6,722
Park Electrochemical Corp.	206	6,643
RightNow Technologies, Inc.*	210	6,573
Silicon Graphics International Corp.*	307	6,570
Heartland Payment Systems, Inc.	374	6,556
comScore, Inc.*	222	6,551
Kulicke & Soffa Industries, Inc.*	700	6,545
Newport Corp.*	367	6,544
Ebix, Inc.*	275	6,504
Avid Technology, Inc.*	288	6,422
FARO Technologies, Inc.*	160	6,400
LogMeIn, Inc.*	149	6,282
Power-One, Inc.*	694	6,072
Kenexa Corp.*	220	6,070
Volterra Semiconductor Corp.*	243	6,034
Black Box Corp.	170	5,975
Powerwave Technologies, Inc.*	1,324	5,971
Advanced Energy Industries, Inc.*	365	5,968
Pegasystems, Inc.	157	5,957
OSI Systems, Inc.*	158	5,930
ATMI, Inc.*	309	5,834
TeleTech Holdings, Inc.*	300	5,814
Radiant Systems, Inc.*	326	5,770
Oclaro, Inc.*	497	5,720
Ceva, Inc.*	209	5,587
Tekelec*	687	5,578
Standard Microsystems Corp.*	226	5,573
LivePerson, Inc.*	440	5,562
Hypercom Corp.*	460	5,534
United Online, Inc.	870	5,485
Cardtronics, Inc.*	267	5,433
Entropic Communications, Inc.*	643	5,433
Quantum Corp.*	2,135	5,380
Epicor Software Corp.*	486	5,380
Forrester Research, Inc.	140	5,361
Zoran Corp.*	510	5,299
Intermec, Inc.*	487	5,255
NetSuite, Inc.*	180	5,234
Ixia*	320	5,082
Opnet Technologies, Inc.	130	5,069
Formfactor, Inc.*	489	5,037
Interactive Intelligence, Inc.*	130	5,032
Photronics, Inc.*	536	4,808
Mercury Computer Systems, Inc.*	227	4,803
Sycamore Networks, Inc.	195	4,764
MIPS Technologies, Inc. — Class A*	451	4,731
Electro Scientific Industries, Inc.*	270	4,687
Measurement Specialties, Inc.*	137	4,666
EPIQ Systems, Inc.	318	4,566
Monolithic Power Systems, Inc.*	320	4,541
Rubicon Technology, Inc.*	164	4,540
Methode Electronics, Inc.	370	4,470
Maxwell Technologies, Inc.*	257	4,438
iGate Corp.	236	4,430
Accelrys, Inc.*	548	4,384
LTX-Credence Corp.*	479	4,373
Vocus, Inc.*	169	4,370
Ciber, Inc.*	620	4,154
SMART Modular Technologies WWH, Inc.*	527	4,095
TNS, Inc.*	259	4,033
Magma Design Automation, Inc.*	590	4,024
Sigma Designs, Inc.*	308	3,989
Super Micro Computer, Inc.*	240	3,850
CTS Corp.	347	3,748
Move, Inc.*	1,550	3,705
VASCO Data Security International, Inc.*	268	3,680
Oplink Communications, Inc.*	188	3,664
ShoreTel, Inc.*	440	3,621
Knot, Inc.*	299	3,603
Daktronics, Inc.	335	3,601
Cohu, Inc.	229	3,517
S1 Corp.*	510	3,407
Internap Network Services Corp.*	517	3,397
Echelon Corp.*	335	3,394
Rudolph Technologies, Inc.*	310	3,391
Xyratex Ltd.*	300	3,354
Limelight Networks, Inc.*	456	3,265
Nanometrics, Inc.*	180	3,256
Imation Corp.*	290	3,231
IXYS Corp.*	240	3,223
Monotype Imaging Holdings, Inc.*	219	3,175
ExlService Holdings, Inc.*	150	3,172
Cass Information Systems, Inc.	80	3,143
RealNetworks, Inc.*	840	3,125
Extreme Networks*	892	3,122
Infospace, Inc.*	357	3,092
Aviat Networks, Inc.*	597	3,086
Travelzoo, Inc.*	46	3,063
THQ, Inc.*	670	3,055
Kopin Corp.*	664	3,048
Anaren, Inc.*	150	3,015
EMS Technologies, Inc.*	150	2,948
Anadigics, Inc.*	645	2,890
Multi-Fineline Electronix, Inc.*	102	2,878
MoneyGram International, Inc.*	826	2,833
NVE Corp.*	50	2,817
Intevac, Inc.*	226	2,809
PROS Holdings, Inc.*	192	2,797
Smith Micro Software, Inc.*	298	2,789
Perficient, Inc.*	230	2,762
Axcelis Technologies, Inc.*	1,040	2,756
Electro Rent Corp.	160	2,749
UTStarcom, Inc.*	1,168	2,745
Saba Software, Inc.*	278	2,727
Mindspeed Technologies, Inc.*	320	2,707
Seachange International, Inc.*	280	2,660
Digi International, Inc.*	250	2,640
Symmetricom, Inc.*	430	2,636
Globecomm Systems, Inc.*	212	2,614
Pericom Semiconductor Corp.*	248	2,572

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Information Technology - 5.1% (continued)
Spectrum Control, Inc.*	130	$2,558
LoopNet, Inc.*	180	2,547
Pulse Electronics Corp.	416	2,517
Wave Systems Corp. — Class A*	800	2,504
Liquidity Services, Inc.*	140	2,500
DemandTec, Inc.*	190	2,500
Zygo Corp.*	170	2,485
SS&C Technologies Holdings, Inc.*	120	2,450
Spansion, Inc. — Class A*	130	2,427
support.com, Inc.*	467	2,424
Dice Holdings, Inc.*	160	2,418
Virtusa Corp.*	129	2,416
Integrated Silicon Solution, Inc.*	260	2,410
ModusLink Global Solutions, Inc.	440	2,402
QuinStreet, Inc.*	105	2,387
Actuate Corp.*	457	2,376
KIT Digital, Inc.*	197	2,372
Gerber Scientific, Inc.*	250	2,340
Bel Fuse, Inc. — Class B	105	2,311
Cray, Inc.*	352	2,270
AXT, Inc.*	316	2,266
Supertex, Inc.*	100	2,228
Keynote Systems, Inc.	118	2,189
Ultra Clean Holdings*	210	2,171
Exar Corp.*	359	2,161
Immersion Corp.*	280	2,139
Calix, Inc.*	105	2,133
KVH Industries, Inc.*	140	2,117
Radisys Corp.*	241	2,087
Zix Corp.*	557	2,050
Integral Systems, Inc.*	168	2,045
Lionbridge Technologies, Inc.*	593	2,034
Digimarc Corp.*	70	2,023
Computer Task Group, Inc.*	149	1,980
Conexant Systems, Inc.*	810	1,928
TeleCommunication Systems, Inc. — Class A*	449	1,850
Richardson Electronics Ltd.	140	1,845
Openwave Systems, Inc.*	837	1,791
NCI, Inc. — Class A*	73	1,779
GSI Technology, Inc.*	195	1,773
DSP Group, Inc.*	230	1,771
Novatel Wireless, Inc.*	309	1,687
FSI International, Inc.*	377	1,651
Global Cash Access Holdings, Inc.*	499	1,632
American Software, Inc. — Class A	220	1,624
MoSys, Inc.*	270	1,623
X-Rite, Inc.*	337	1,601
Advanced Analogic Technologies, Inc.*	419	1,584
Deltek, Inc.*	199	1,512
Marchex, Inc. — Class A	190	1,495
Renaissance Learning, Inc.	126	1,481
PDF Solutions, Inc.*	220	1,463
PC-Telephone, Inc.*	190	1,457
Rimage Corp.	90	1,454
Echo Global Logistics, Inc.*	110	1,444
DDi Corp.	130	1,374
PLX Technology, Inc.*	370	1,351
TechTarget, Inc.*	150	1,336
Rosetta Stone, Inc.*	100	1,321
FalconStor Software, Inc.*	290	1,319
Stamps.com, Inc.	97	1,295
BigBand Networks, Inc.*	498	1,270
Mattson Technology, Inc.*	497	1,213
Comverge, Inc.*	250	1,165
Network Equipment Technologies, Inc.*	297	1,120
Viasystems Group, Inc.*	40	1,092
Guidance Software, Inc.*	129	1,081
Hackett Group, Inc.*	280	1,075
Opnext, Inc.*	438	1,064
Agilysys, Inc.*	179	1,027
SRS Labs, Inc.*	120	1,025
Online Resources Corp.*	270	1,021
ePlus, Inc.*	37	985
TeleNav, Inc.*	80	950
Meru Networks, Inc.*	46	934
PC Connection, Inc.*	95	842
Trident Microsystems, Inc.*	708	814
SPS Commerce, Inc.*	50	775
Tier Technologies, Inc. — Class B*	140	770
CDC Corp. — Class A*	293	747
Network Engines, Inc.*	360	731
Convio, Inc.*	60	697
Hutchinson Technology, Inc.*	227	640
Alpha & Omega Semiconductor Ltd.*	50	634
Local.com Corp.*	160	622
MaxLinear, Inc. — Class A*	71	580
Tessco Technologies, Inc.	50	575
Presstek, Inc.*	269	560
QAD, Inc. — Class A*	51	549
Evergreen Solar, Inc.*	320	432
Ikanos Communications, Inc.*	300	342
QAD, Inc. — Class B*	12	124
Stream Global Services, Inc.*	40	121

Total Information Technology		2,377,578

Industrials - 4.2%
Nordson Corp.	340	39,120
Acuity Brands, Inc.	437	25,560
GrafTech International Ltd.*	1,200	24,756
Clean Harbors, Inc.*	229	22,593
Genesee & Wyoming, Inc. — Class A*	387	22,523
CLARCOR, Inc.	500	22,465
Alaska Air Group, Inc.*	350	22,197
Moog, Inc. — Class A*	457	20,981
Woodward, Inc.	607	20,978
EMCOR Group, Inc.*	669	20,719
Esterline Technologies Corp.*	288	20,367
United Rentals, Inc.*	607	20,201
Actuant Corp. — Class A	677	19,633
Watsco, Inc.	278	19,379
EnerSys*	486	19,318
Hexcel Corp.*	970	19,099

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Industrials - 4.2% (continued)
Dollar Thrifty Automotive Group, Inc.*	286	$19,085
Teledyne Technologies, Inc.*	367	18,978
Avis Budget Group, Inc.*	1,017	18,214
HEICO Corp.	289	18,068
Atlas Air Worldwide Holdings, Inc.*	259	18,057
Belden, Inc.	467	17,536
Robbins & Myers, Inc.	380	17,476
United Stationers, Inc.	245	17,407
Brady Corp. — Class A	486	17,345
Curtiss-Wright Corp.	457	16,059
AO Smith Corp.	362	16,051
Meritor, Inc.*	940	15,952
JetBlue Airways Corp.*	2,523	15,819
Chart Industries, Inc.*	286	15,741
Geo Group, Inc.*	607	15,563
Brink’s Co.	470	15,562
Herman Miller, Inc.	560	15,394
Tetra Tech, Inc.*	610	15,061
Middleby Corp.*	160	14,915
Old Dominion Freight Line, Inc.*	415	14,562
HNI Corp.	452	14,265
Triumph Group, Inc.	160	14,152
Applied Industrial Technologies, Inc.	420	13,969
US Airways Group, Inc.*	1,597	13,910
Mueller Industries, Inc.	377	13,806
Corporate Executive Board Co.	340	13,726
Deluxe Corp.	510	13,535
HUB Group, Inc. — Class A*	370	13,390
ABM Industries, Inc.	517	13,127
Rollins, Inc.	640	12,992
Kaydon Corp.	330	12,933
Polypore International, Inc.*	220	12,668
CoStar Group, Inc.*	201	12,599
II-VI, Inc.*	250	12,437
Simpson Manufacturing Company, Inc.	391	11,519
Healthcare Services Group, Inc.	655	11,515
Knight Transportation, Inc.	595	11,454
Werner Enterprises, Inc.	430	11,382
Acacia Research — Acacia Technologies*	330	11,293
Ceradyne, Inc.*	250	11,270
Watts Water Technologies, Inc. — Class A	291	11,113
Briggs & Stratton Corp.	490	11,098
American Superconductor Corp.*	446	11,092
MasTec, Inc.*	527	10,962
AAR Corp.*	390	10,811
Orbital Sciences Corp.*	570	10,784
Franklin Electric Company, Inc.	230	10,626
Insituform Technologies, Inc. — Class A*	390	10,433
Korn*	457	10,177
AirTran Holdings, Inc.*	1,350	10,057
Barnes Group, Inc.	479	10,002
ESCO Technologies, Inc.	260	9,919
Raven Industries, Inc.	160	9,827
Granite Construction, Inc.	344	9,666
Knoll, Inc.	460	9,642
Mine Safety Appliances Co.	260	9,534
Lindsay Corp.	120	9,482
GeoEye, Inc.*	224	9,314
Titan International, Inc.	350	9,314
Skywest, Inc.	550	9,306
Interface, Inc. — Class A	499	9,227
Beacon Roofing Supply, Inc.*	450	9,211
Cubic Corp.	160	9,200
Kaman Corp.	260	9,152
Resources Connection, Inc.	465	9,016
3D Systems Corp.*	184	8,933
Forward Air Corp.	287	8,791
Heartland Express, Inc.	500	8,780
Steelcase, Inc. — Class A	766	8,717
Ladish Company, Inc.*	159	8,689
Mobile Mini, Inc.*	360	8,647
Tennant Co.	196	8,240
CIRCOR International, Inc.	174	8,181
American Science & Engineering, Inc.	88	8,128
SYKES Enterprises, Inc.*	409	8,086
RBC Bearings, Inc.*	210	8,028
Wabash National Corp.*	680	7,874
Amerco, Inc.*	80	7,760
DigitalGlobe, Inc.*	276	7,736
Unifirst Corp.	145	7,686
Astec Industries, Inc.*	206	7,682
Advisory Board Co.*	147	7,571
Blount International, Inc.*	472	7,543
TrueBlue, Inc.*	440	7,388
EnPro Industries, Inc.*	203	7,373
Quanex Building Products Corp.	374	7,342
SFN Group, Inc.*	510	7,186
NACCO Industries, Inc. — Class A	64	7,083
RSC Holdings, Inc.*	490	7,046
Universal Forest Products, Inc.	190	6,963
Mueller Water Products, Inc. — Class A	1,544	6,917
Interline Brands, Inc.*	337	6,875
Layne Christensen Co.*	196	6,762
Albany International Corp. — Class A	270	6,723
Dycom Industries, Inc.*	387	6,711
Insperity, Inc.	219	6,653
GT Solar International, Inc.*	624	6,652
Allegiant Travel Co. — Class A	150	6,571
McGrath Rentcorp	240	6,545
Arkansas Best Corp.	250	6,480
Rush Enterprises, Inc. — Class A*	320	6,336
Tutor Perini Corp.	260	6,334
TAL International Group, Inc.	174	6,311
Exponent, Inc.*	140	6,245
Ameron International Corp.	89	6,211
Badger Meter, Inc.	150	6,181
Altra Holdings, Inc.*	259	6,118
Aircastle Ltd.	505	6,095
Huron Consulting Group, Inc.*	217	6,009
G&K Services, Inc. — Class A	177	5,885
Aerovironment, Inc.*	165	5,770

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Industrials - 4.2% (continued)
Griffon Corp.*	439	$5,764
Colfax Corp.*	246	5,646
Kelly Services, Inc. — Class A*	260	5,645
Sauer-Danfoss, Inc.*	108	5,500
Kforce, Inc.*	300	5,490
AZZ, Inc.	119	5,426
Greenbrier Companies, Inc.*	190	5,392
Comfort Systems USA, Inc.	380	5,347
John Bean Technologies Corp.	277	5,327
H&E Equipment Services, Inc.*	270	5,268
EnergySolutions, Inc.	878	5,233
Tredegar Corp.	240	5,179
Sun Hydraulics Corp.	120	5,172
ACCO Brands Corp.*	540	5,152
Navigant Consulting, Inc.*	508	5,075
Trex Company, Inc.*	155	5,056
Team, Inc.*	190	4,989
Consolidated Graphics, Inc.*	90	4,917
Viad Corp.	197	4,712
MYR Group, Inc.*	197	4,712
Heidrick & Struggles International, Inc.	169	4,703
A123 Systems, Inc.*	730	4,636
Gorman-Rupp Co.	117	4,609
Air Transport Services Group, Inc.*	540	4,563
Encore Wire Corp.	186	4,527
Great Lakes Dredge & Dock Corp.	583	4,448
Standex International Corp.	117	4,433
Ennis, Inc.	260	4,428
Capstone Turbine Corp.*	2,397	4,339
Commercial Vehicle Group, Inc.*	240	4,282
LB Foster Co. — Class A	99	4,268
Federal Signal Corp.	620	4,036
FreightCar America, Inc.	123	3,999
AAON, Inc.	120	3,948
Cascade Corp.	88	3,923
RailAmerica, Inc.*	230	3,919
Generac Holdings, Inc.*	189	3,835
American Reprographics Co.*	366	3,788
EnerNOC, Inc.*	196	3,746
Dolan Co.*	305	3,703
Apogee Enterprises, Inc.	280	3,693
Gibraltar Industries, Inc.*	303	3,615
Dynamic Materials Corp.	128	3,578
ICF International, Inc.*	174	3,574
Cenveo, Inc.*	547	3,572
Columbus McKinnon Corp.*	190	3,507
GenCorp, Inc.*	585	3,498
On Assignment, Inc.*	367	3,472
Powell Industries, Inc.*	88	3,471
Force Protection, Inc.*	700	3,430
Marten Transport Ltd.	149	3,323
Titan Machinery, Inc.*	130	3,283
Celadon Group, Inc.*	200	3,248
Textainer Group Holdings Ltd.	87	3,233
Trimas Corp.*	150	3,225
CBIZ, Inc.*	446	3,216
PMFG, Inc.*	149	3,180
CRA International, Inc.*	110	3,171
US Ecology, Inc.	180	3,137
Vicor Corp.	190	3,133
Kadant, Inc.*	118	3,090
Hawaiian Holdings, Inc.*	510	3,065
Genco Shipping & Trading Ltd.*	277	2,983
Furmanite Corp.*	366	2,928
Orion Marine Group, Inc.*	268	2,878
Satcon Technology Corp.*	710	2,741
Standard Parking Corp.*	153	2,717
School Specialty, Inc.*	190	2,717
Sterling Construction Company, Inc.*	156	2,633
Houston Wire & Cable Co.	180	2,632
Twin Disc, Inc.	80	2,578
Saia, Inc.*	157	2,573
Kratos Defense & Security Solutions, Inc.*	180	2,563
CAI International, Inc.*	99	2,560
Taser International, Inc.*	624	2,540
M&F Worldwide Corp.*	99	2,487
Mistras Group, Inc.*	140	2,409
Insteel Industries, Inc.	170	2,404
NCI Building Systems, Inc.*	189	2,395
Ducommun, Inc.	100	2,390
Graham Corp.	99	2,370
Ampco-Pittsburgh Corp.	85	2,344
Michael Baker Corp.*	80	2,326
Metalico, Inc.*	371	2,308
Eagle Bulk Shipping, Inc.*	610	2,269
Astronics Corp.*	90	2,265
American Railcar Industries, Inc.*	90	2,246
Primoris Services Corp.	220	2,231
Multi-Color Corp.	109	2,203
Republic Airways Holdings, Inc.*	340	2,186
Kimball International, Inc. — Class B	310	2,170
Schawk, Inc. — Class A	110	2,138
Hudson Highland Group, Inc.*	319	2,074
Flow International Corp.*	468	2,055
LaBarge, Inc.*	116	2,053
Northwest Pipe Co.*	89	2,041
GP Strategies Corp.*	150	2,040
FuelCell Energy, Inc.*	943	2,018
Aceto Corp.	250	1,993
DXP Enterprises, Inc.*	85	1,962
American Woodmark Corp.	90	1,879
APAC Customer Services, Inc.*	310	1,863
Pacer International, Inc.*	354	1,862
Tecumseh Products Co. — Class A*	179	1,794
Casella Waste Systems, Inc. — Class A*	250	1,792
Ener1, Inc.*	602	1,782
CDI Corp.	120	1,775
LMI Aerospace, Inc.*	86	1,738
Met-Pro Corp.	145	1,726
Xerium Technologies, Inc.*	71	1,708
Innerworkings, Inc.*	230	1,697
Alamo Group, Inc.	61	1,674
Excel Maritime Carriers Ltd. — Class A*	390	1,673

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Industrials - 4.2% (continued)
Park-Ohio Holdings Corp.*	80	$1,653
Fuel Tech, Inc.*	185	1,647
Miller Industries, Inc.	100	1,624
Douglas Dynamics, Inc.	110	1,569
PowerSecure International, Inc.*	180	1,548
Pike Electric Corp.*	160	1,523
Roadrunner Transportation Systems, Inc.*	99	1,485
Lydall, Inc.*	167	1,485
Baltic Trading Ltd.	160	1,459
Courier Corp.	100	1,396
International Shipholding Corp.	56	1,394
Preformed Line Products Co.	20	1,383
LSI Industries, Inc.	190	1,376
Hill International, Inc.*	260	1,375
Energy Recovery, Inc.*	410	1,304
Builders FirstSource, Inc.*	457	1,298
VSE Corp.	42	1,248
Barrett Business Services, Inc.	76	1,221
Global Defense Technology & Systems, Inc.*	50	1,211
Broadwind Energy, Inc.*	919	1,204
Microvision, Inc.*	890	1,175
Advanced Battery Technologies, Inc.*	586	1,137
Franklin Covey Co.*	130	1,126
Ultrapetrol Bahamas Ltd.*	220	1,118
Quality Distribution, Inc.*	93	1,102
Energy Conversion Devices, Inc.*	480	1,085
UQM Technologies, Inc.*	360	1,073
USA Truck, Inc.*	80	1,040
Universal Truckload Services, Inc.*	60	1,035
Pinnacle Airlines Corp.*	177	1,018
Lawson Products, Inc.	38	876
Patriot Transportation Holding, Inc.*	30	802
Coleman Cable, Inc.*	79	700
Argan, Inc.*	77	659
PAM Transportation Services, Inc.*	50	607
Standard Register Co.	177	588
United Capital Corp.*	20	566
Applied Energetics, Inc.*	777	513
PGT, Inc.*	190	447
BlueLinx Holdings, Inc.*	110	407
Omega Flex, Inc.*	27	363
Hoku Corp.*	167	334
Horizon Lines, Inc. — Class A	300	255
Compx International, Inc.	15	236
LECG Corp.*	250	50

Total Industrials		1,952,425

Consumer Discretionary - 3.5%
Sotheby’s	660	34,716
Deckers Outdoor Corp.*	387	33,340
Polaris Industries, Inc.	310	26,976
Warnaco Group, Inc.*	447	25,564
Tenneco, Inc.*	590	25,045
Dana Holding Corp.*	1,390	24,172
Under Armour, Inc. — Class A*	349	23,749
Rent-A-Center, Inc. — Class A	650	22,691
Brunswick Corp.	880	22,378
Ascena Retail Group, Inc.*	597	19,349
Wolverine World Wide, Inc.	490	18,267
Cheesecake Factory, Inc.*	600	18,054
Vail Resorts, Inc.*	366	17,846
Dillard’s, Inc. — Class A	430	17,252
Timberland Co. — Class A*	414	17,094
Carter’s, Inc.*	596	17,063
ANN, Inc.*	580	16,884
Cooper Tire & Rubber Co.	619	15,939
Iconix Brand Group, Inc.*	720	15,466
Life Time Fitness, Inc.*	413	15,409
Saks, Inc.*	1,348	15,246
CROCS, Inc.*	853	15,218
Ulta Salon Cosmetics & Fragrance, Inc.*	316	15,209
Valassis Communications, Inc.*	497	14,483
Men’s Wearhouse, Inc.	527	14,261
Coinstar, Inc.*	310	14,235
Live Nation Entertainment, Inc.*	1,400	14,000
Shutterfly, Inc.*	267	13,980
Collective Brands, Inc.*	647	13,962
Jos A. Bank Clothiers, Inc.*	268	13,636
Childrens Place Retail Stores, Inc.*	269	13,404
Sally Beauty Holdings, Inc.*	940	13,169
Jack in the Box, Inc.*	540	12,247
HSN, Inc.*	380	12,171
Jones Group, Inc.	867	11,921
Pool Corp.	491	11,838
Gaylord Entertainment Co.*	340	11,791
Cracker Barrel Old Country Store, Inc.	237	11,646
Matthews International Corp. — Class A	300	11,565
Steven Madden Ltd.*	245	11,498
Orient-Express Hotels Ltd. — Class A*	910	11,257
OfficeMax, Inc.*	850	10,999
Cinemark Holdings, Inc.	562	10,875
Buckle, Inc.	266	10,746
PF Chang’s China Bistro, Inc.	230	10,624
Pier 1 Imports, Inc.*	1,040	10,556
Arbitron, Inc.	260	10,408
Group 1 Automotive, Inc.	240	10,272
Hibbett Sports, Inc.*	285	10,206
Cabela’s, Inc.*	407	10,179
Regis Corp.	570	10,112
Finish Line, Inc. — Class A	507	10,064
Genesco, Inc.*	245	9,849
Buffalo Wild Wings, Inc.*	180	9,797
Texas Roadhouse, Inc. — Class A	576	9,786
Bob Evans Farms, Inc.	300	9,780
National CineMedia, Inc.	522	9,746
DineEquity, Inc.*	177	9,731
Monro Muffler Brake, Inc.	295	9,729
American Greetings Corp. — Class A	390	9,204

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Consumer Discretionary - 3.5% (continued)
Helen of Troy Ltd.*	305	$8,967
Penske Automotive Group, Inc.*	444	8,889
99 Cents Only Stores*	450	8,820
BJ’s Restaurants, Inc.*	224	8,810
Eastman Kodak Co.*	2,680	8,656
Capella Education Co.*	171	8,514
Exide Technologies*	756	8,452
K12, Inc.*	250	8,425
Ruby Tuesday, Inc.*	640	8,390
CEC Entertainment, Inc.	220	8,301
Pinnacle Entertainment, Inc.*	607	8,267
Scholastic Corp.	300	8,112
Belo Corp. — Class A*	909	8,008
Meritage Homes Corp.*	327	7,891
American Axle & Manufacturing Holdings, Inc.*	598	7,529
American Public Education, Inc.*	185	7,483
Modine Manufacturing Co.*	460	7,424
Stage Stores, Inc.	384	7,380
Ryland Group, Inc.	447	7,107
Skechers U.S.A., Inc. — Class A*	340	6,984
Cato Corp. — Class A	285	6,983
Steiner Leisure Ltd.*	148	6,846
Ascent Media Corp. — Class A*	140	6,839
Domino’s Pizza, Inc.*	370	6,819
iRobot Corp.*	207	6,808
Blue Nile, Inc.*	125	6,749
PEP Boys-Manny Moe & Jack	526	6,685
Papa John’s International, Inc.*	209	6,619
Maidenform Brands, Inc.*	230	6,571
Select Comfort Corp.*	540	6,512
Interval Leisure Group, Inc.*	390	6,377
Columbia Sportswear Co.	106	6,299
Stewart Enterprises, Inc. — Class A	810	6,188
RC2 Corp.*	210	5,901
Superior Industries International, Inc.	230	5,897
True Religion Apparel, Inc.*	250	5,868
Quiksilver, Inc.*	1,290	5,702
Peet’s Coffee & Tea, Inc.*	118	5,675
Sinclair Broadcast Group, Inc. — Class A	452	5,668
Shuffle Master, Inc.*	530	5,660
G-III Apparel Group Ltd.*	150	5,637
National Presto Industries, Inc.	50	5,634
Scientific Games Corp. — Class A*	640	5,594
Lumber Liquidators Holdings, Inc.*	220	5,498
DSW, Inc. — Class A*	137	5,475
Sonic Automotive, Inc. — Class A	390	5,464
Sonic Corp.*	600	5,430
Jakks Pacific, Inc.*	280	5,418
Vitamin Shoppe, Inc.*	160	5,413
Asbury Automotive Group, Inc.*	290	5,362
Brown Shoe Company, Inc.	438	5,352
Ethan Allen Interiors, Inc.	240	5,256
Zumiez, Inc.*	197	5,207
Fred’s, Inc. — Class A	390	5,195
Liz Claiborne, Inc.*	940	5,067
Boyd Gaming Corp.*	537	5,032
Charming Shoppes, Inc.*	1,160	4,942
La-Z-Boy, Inc. — Class Z*	510	4,870
Oxford Industries, Inc.	140	4,787
Pre-Paid Legal Services, Inc.*	72	4,752
Dorman Products, Inc.*	110	4,630
Ameristar Casinos, Inc.	260	4,615
Churchill Downs, Inc.	110	4,565
Harte-Hanks, Inc.	380	4,522
Grand Canyon Education, Inc.*	308	4,466
Fuel Systems Solutions, Inc.*	145	4,376
Callaway Golf Co.	640	4,365
Sturm Ruger & Company, Inc.	190	4,364
Rue21, Inc.*	150	4,320
Wet Seal, Inc. — Class A*	1,008	4,314
Drew Industries, Inc.	190	4,243
Red Robin Gourmet Burgers, Inc.*	156	4,196
Lions Gate Entertainment Corp.*	670	4,188
Talbots, Inc.*	693	4,186
Krispy Kreme Doughnuts, Inc.*	580	4,083
Universal Technical Institute, Inc.	208	4,046
Denny’s Corp.*	989	4,015
Standard Pacific Corp.*	1,070	3,991
Retail Ventures, Inc.*	230	3,968
Knology, Inc.*	303	3,912
NutriSystem, Inc.	269	3,898
Corinthian Colleges, Inc.*	879	3,885
Winnebago Industries, Inc.*	290	3,877
AFC Enterprises, Inc.*	256	3,873
Universal Electronics, Inc.*	128	3,784
Core-Mark Holding Company, Inc.*	114	3,768
PetMed Express, Inc.	230	3,648
Drugstore.com, Inc.*	927	3,569
Barnes & Noble, Inc.	384	3,529
Volcom, Inc.	190	3,521
Beazer Homes USA, Inc.*	750	3,428
Citi Trends, Inc.*	149	3,321
California Pizza Kitchen, Inc.*	190	3,207
Amerigon, Inc.*	210	3,207
Bridgepoint Education, Inc.*	187	3,198
Express, Inc.	160	3,126
EW Scripps Co. — Class A*	310	3,069
World Wrestling Entertainment, Inc. — Class A	244	3,067
Lithia Motors, Inc. — Class A	210	3,062
Warner Music Group Corp.*	440	2,979
Biglari Holdings, Inc.*	7	2,965
K-Swiss, Inc. — Class A*	260	2,930
M/I Homes, Inc.*	185	2,773
Perry Ellis International, Inc.*	100	2,752
Stein Mart, Inc.	270	2,730
Cavco Industries, Inc.*	59	2,664
Global Sources Ltd.*	229	2,663
Libbey, Inc.*	160	2,640
Standard Motor Products, Inc.	190	2,628
Big 5 Sporting Goods Corp.	220	2,622
Lincoln Educational Services Corp.	165	2,622
Kirkland’s, Inc.*	167	2,578

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Consumer Discretionary - 3.5% (continued)
Entercom Communications Corp. — Class A*	230	$2,535
Shoe Carnival, Inc.*	90	2,525
HOT Topic, Inc.	440	2,508
Journal Communications, Inc. — Class A*	409	2,454
America’s Car-Mart, Inc.*	95	2,449
Rentrak Corp.*	90	2,423
Dex One Corp.*	497	2,405
Pacific Sunwear of California, Inc.*	666	2,404
Unifi, Inc.*	140	2,380
Haverty Furniture Companies, Inc.	179	2,374
Overstock.com, Inc.*	150	2,358
CKX, Inc.*	557	2,351
Spartan Motors, Inc.	336	2,305
Christopher & Banks Corp.	350	2,268
Marcus Corp.	205	2,234
MarineMax, Inc.*	220	2,169
Stoneridge, Inc.*	148	2,164
Movado Group, Inc.*	147	2,158
Destination Maternity Corp.	92	2,122
Smith & Wesson Holding Corp.*	590	2,094
Furniture Brands International, Inc.*	459	2,088
Ambassadors Group, Inc.	190	2,081
Morgans Hotel Group Co.*	210	2,058
Casual Male Retail Group, Inc.*	417	2,047
McClatchy Co. — Class A*	597	2,030
Speedway Motorsports, Inc.	120	1,918
Mac-Gray Corp.	117	1,887
Bebe Stores, Inc.	322	1,884
Fisher Communications, Inc.*	60	1,865
Bon-Ton Stores, Inc.	120	1,860
Arctic Cat, Inc.*	117	1,819
Hovnanian Enterprises, Inc. — Class A*	510	1,800
New York & Company, Inc.*	248	1,738
hhgregg, Inc.*	128	1,714
Weyco Group, Inc.	70	1,712
LIN TV Corp. — Class A*	278	1,649
Blyth, Inc.	50	1,625
Coldwater Creek, Inc.*	607	1,602
Multimedia Games, Inc.*	273	1,564
Isle of Capri Casinos, Inc.*	164	1,558
Systemax, Inc.*	115	1,555
Ruth’s Hospitality Group, Inc.*	298	1,538
Media General, Inc. — Class A*	220	1,514
AH Belo Corp. — Class A*	179	1,496
West Marine, Inc.*	140	1,460
Leapfrog Enterprises, Inc. — Class A*	330	1,426
Tuesday Morning Corp.*	290	1,421
Audiovox Corp. — Class A*	170	1,360
Skyline Corp.	67	1,343
Lifetime Brands, Inc.	89	1,335
Steinway Musical Instruments, Inc.*	60	1,333
Entravision Communications Corp. — Class A*	487	1,320
CSS Industries, Inc.	70	1,319
Hooker Furniture Corp.	110	1,316
Jamba, Inc.*	597	1,313
Cherokee, Inc.	76	1,312
Sealy Corp.*	470	1,194
Lee Enterprises, Inc.*	440	1,188
REX American Resources Corp.*	71	1,133
US Auto Parts Network, Inc.*	128	1,114
Carrols Restaurant Group, Inc.*	120	1,112
CPI Corp.	49	1,103
McCormick & Schmick’s Seafood Restaurants, Inc.*	149	1,076
Midas, Inc.*	140	1,074
O’Charleys, Inc.*	177	1,057
Gaiam, Inc. — Class A	160	1,056
Build-A-Bear Workshop, Inc. — Class A*	174	1,053
RG Barry Corp.	80	1,047
Kenneth Cole Productions, Inc. — Class A*	80	1,038
Archipelago Learning, Inc.*	120	1,026
Ballantyne Strong, Inc.*	140	1,004
ReachLocal, Inc.*	50	1,000
Gray Television, Inc.*	480	994
Einstein Noah Restaurant Group, Inc.	60	977
Martha Stewart Living Omnimedia — Class A*	259	961
Cumulus Media, Inc. — Class A*	220	955
Nexstar Broadcasting Group, Inc. — Class A*	110	954
Red Lion Hotels Corp.*	116	951
Monarch Casino & Resort, Inc.*	90	936
Winmark Corp.	20	923
Lacrosse Footwear, Inc.	50	916
LodgeNet Interactive Corp.*	249	906
Outdoor Channel Holdings, Inc.	120	895
Kid Brands, Inc.*	120	882
Summer Infant, Inc.*	110	880
1-800-Flowers.com, Inc. — Class A*	260	858
Delta Apparel, Inc.*	60	857
Brookfield Homes Corp.*	90	846
Culp, Inc.*	90	835
PRIMEDIA, Inc.	170	828
SuperMedia, Inc.*	129	805
Marine Products Corp.*	99	785
Caribou Coffee Company, Inc.*	74	753
Carmike Cinemas, Inc.*	100	715
Orbitz Worldwide, Inc.*	190	678
Conn’s, Inc.*	136	609
Johnson Outdoors, Inc. — Class A*	40	608
Radio One, Inc. — Class D*	310	605
Shiloh Industries, Inc.	50	584
Bluegreen Corp.*	140	575
National American University Holdings, Inc.	80	567
Cambium Learning Group, Inc.*	160	544
Learning Tree International, Inc.	60	527
Joe’s Jeans, Inc.*	420	445

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Consumer Discretionary - 3.5% (continued)
Crown Media Holdings, Inc. — Class A*	167	$387
Westwood One, Inc.*	50	363
American Apparel, Inc.*	329	317
Beasley Broadcasting Group, Inc. — Class A*	40	294
Books-A-Million, Inc. — Class A	67	277
Empire Resorts, Inc.*	250	155
Value Line, Inc.	10	148
Princeton Review, Inc.*	195	74
Vitacost.com, Inc.*,†††,1	140	70

Total Consumer Discretionary		1,628,116

Health Care - 3.3%
AMERIGROUP Corp.*	510	32,767
Pharmasset, Inc.*	296	23,298
Healthsouth Corp.*	930	23,231
Onyx Pharmaceuticals, Inc.*	626	22,023
HMS Holdings Corp.*	268	21,936
InterMune, Inc.*	457	21,566
Catalyst Health Solutions, Inc.*	383	21,421
Healthspring, Inc.*	571	21,338
STERIS Corp.	595	20,551
Owens & Minor, Inc.	620	20,138
Dionex Corp.*	170	20,068
Salix Pharmaceuticals Ltd.*	560	19,617
Medicis Pharmaceutical Corp. — Class A	607	19,448
WellCare Health Plans, Inc.*	420	17,619
Masimo Corp.	518	17,146
Sirona Dental Systems, Inc.*	336	16,854
Cepheid, Inc.*	595	16,672
Haemonetics Corp.*	250	16,385
Magellan Health Services, Inc.*	330	16,196
American Medical Systems Holdings, Inc.*	741	16,035
Impax Laboratories, Inc.*	627	15,957
Centene Corp.*	481	15,863
Quality Systems, Inc.	190	15,835
Viropharma, Inc.*	780	15,522
Chemed Corp.	230	15,320
PSS World Medical, Inc.*	560	15,204
Bruker Corp.*	728	15,179
Theravance, Inc.*	620	15,016
athenahealth, Inc.*	330	14,893
West Pharmaceutical Services, Inc.	330	14,774
Cubist Pharmaceuticals, Inc.*	585	14,765
Parexel International Corp.*	579	14,417
Incyte Corporation Ltd.*	877	13,900
Immucor, Inc.*	697	13,787
Seattle Genetics, Inc.*	840	13,079
Volcano Corp.*	504	12,902
Alkermes, Inc.*	944	12,225
Align Technology, Inc.*	596	12,206
Exelixis, Inc.*	1,080	12,204
Par Pharmaceutical Companies, Inc.*	354	11,002
Integra LifeSciences Holdings Corp.*	214	10,148
Amedisys, Inc.*	285	9,975
NuVasive, Inc.*	390	9,875
Meridian Bioscience, Inc.	407	9,764
MWI Veterinary Supply, Inc.*	120	9,682
Zoll Medical Corp.*	209	9,365
Kindred Healthcare, Inc.*	390	9,313
Neogen Corp.*	225	9,311
RehabCare Group, Inc.*	249	9,181
Invacare Corp.	290	9,025
Arthrocare Corp.*	270	9,002
Acorda Therapeutics, Inc.*	387	8,978
DexCom, Inc.*	578	8,971
Auxilium Pharmaceuticals, Inc.*	417	8,953
Nektar Therapeutics*	940	8,902
Medicines Co.*	530	8,634
Cyberonics, Inc.*	270	8,589
Isis Pharmaceuticals, Inc.*	940	8,498
Ariad Pharmaceuticals, Inc.*	1,102	8,287
Insulet Corp.*	399	8,227
Gentiva Health Services, Inc.*	290	8,129
Amsurg Corp. — Class A*	317	8,064
PDL BioPharma, Inc.	1,387	8,045
HeartWare International, Inc.*	92	7,869
Questcor Pharmaceuticals, Inc.*	540	7,781
CONMED Corp.*	287	7,542
Universal American Corp.	320	7,331
IPC The Hospitalist Company, Inc.*	160	7,266
Air Methods Corp.*	107	7,196
Savient Pharmaceuticals, Inc.*	677	7,176
Analogic Corp.	126	7,125
Luminex Corp.*	370	6,941
Hanger Orthopedic Group, Inc.*	260	6,768
Computer Programs & Systems, Inc.	105	6,749
Sunrise Senior Living, Inc.*	558	6,657
MedAssets, Inc.*	434	6,627
Celera Corp.*	817	6,626
Wright Medical Group, Inc.*	385	6,549
Medivation, Inc.*	341	6,356
NPS Pharmaceuticals, Inc.*	660	6,316
Momenta Pharmaceuticals, Inc.*	398	6,308
Targacept, Inc.*	237	6,302
Abaxis, Inc.*	217	6,258
Greatbatch, Inc.*	230	6,086
Immunogen, Inc.*	670	6,077
MAKO Surgical Corp.*	250	6,050
Molina Healthcare, Inc.*	150	6,000
Bio-Reference Labs, Inc.*	246	5,520
NxStage Medical, Inc.*	250	5,495
Landauer, Inc.	89	5,475
Merit Medical Systems, Inc.*	277	5,435
Orthofix International N.V.*	167	5,421
Enzon Pharmaceuticals, Inc.*	490	5,341
ICU Medical, Inc.*	120	5,254
Healthways, Inc.*	340	5,226
Depomed, Inc.*	520	5,221
Emeritus Corp.*	200	5,092
Vivus, Inc.*	810	5,014
Geron Corp.*	980	4,949

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Health Care - 3.3% (continued)
Omnicell, Inc.*	320	$4,877
Medidata Solutions, Inc.*	189	4,833
Emergent Biosolutions, Inc.*	200	4,832
Halozyme Therapeutics, Inc.*	713	4,784
Jazz Pharmaceuticals, Inc.*	150	4,778
Sequenom, Inc.*	742	4,697
Natus Medical, Inc.*	278	4,670
SonoSite, Inc.*	140	4,665
Accuray, Inc.*	515	4,650
Syneron Medical Ltd.*	350	4,564
Micromet, Inc.*	804	4,510
ABIOMED, Inc.*	310	4,504
Conceptus, Inc.*	310	4,480
Ensign Group, Inc.	140	4,470
Spectrum Pharmaceuticals, Inc.*	497	4,418
LHC Group, Inc.*	147	4,410
National Healthcare Corp.	90	4,184
Triple-S Management Corp. — Class B*	200	4,116
Select Medical Holdings Corp.*	507	4,086
Assisted Living Concepts, Inc. — Class A*	104	4,071
Optimer Pharmaceuticals, Inc.*	330	3,904
Corvel Corp.*	73	3,882
SIGA Technologies, Inc.*	314	3,799
Sangamo Biosciences, Inc.*	450	3,749
Ardea Biosciences, Inc.*	129	3,701
Affymetrix, Inc.*	707	3,683
OraSure Technologies, Inc.*	467	3,671
Neurocrine Biosciences, Inc.*	482	3,658
Angiodynamics, Inc.*	240	3,629
Rigel Pharmaceuticals, Inc.*	510	3,626
AMAG Pharmaceuticals, Inc.*	216	3,607
Clinical Data, Inc.*	119	3,606
Symmetry Medical, Inc.*	367	3,597
Cytori Therapeutics, Inc.*	448	3,508
Alnylam Pharmaceuticals, Inc.*	365	3,493
Atrion Corp.	20	3,489
Genomic Health, Inc.*	140	3,444
PharMerica Corp.*	300	3,432
Pain Therapeutics, Inc.	357	3,413
AMN Healthcare Services, Inc.*	390	3,377
Opko Health, Inc.*	890	3,320
Lexicon Pharmaceuticals, Inc.*	1,967	3,305
Endologix, Inc.*	486	3,295
eResearchTechnology, Inc.*	482	3,263
Cantel Medical Corp.	126	3,245
Rural/Metro Corp.*	190	3,238
Delcath Systems, Inc.*	435	3,206
Akorn, Inc.*	550	3,173
Durect Corp.*	870	3,132
Accretive Health, Inc.*	110	3,054
ZIOPHARM Oncology, Inc.*	487	3,044
Arqule, Inc.*	417	2,986
Caliper Life Sciences, Inc.*	440	2,974
Almost Family, Inc.*	79	2,974
AVANIR Pharmaceuticals, Inc. — Class A*	720	2,938
Skilled Healthcare Group, Inc. — Class A*	198	2,849
Capital Senior Living Corp.*	267	2,836
Medcath Corp.*	197	2,748
Team Health Holdings, Inc.*	156	2,727
Unilife Corp.*	480	2,722
Palomar Medical Technologies, Inc.*	182	2,703
Metabolix, Inc.*	257	2,701
Ironwood Pharmaceuticals, Inc. — Class A*	190	2,660
Sun Healthcare Group, Inc.*	189	2,659
Exact Sciences Corp.*	350	2,576
Nabi Biopharmaceuticals*	440	2,556
Pharmacyclics, Inc.*	430	2,533
Merge Healthcare, Inc.*	517	2,523
Five Star Quality Care, Inc.*	310	2,520
Quidel Corp.*	210	2,512
Allos Therapeutics, Inc.*	790	2,504
Keryx Biopharmaceuticals, Inc.*	500	2,500
Immunomedics, Inc.*	650	2,483
Cross Country Healthcare, Inc.*	317	2,482
Curis, Inc.*	760	2,470
MannKind Corp.*	662	2,416
Inspire Pharmaceuticals, Inc.*	597	2,364
BioMimetic Therapeutics, Inc.*	180	2,360
Novavax, Inc.*	900	2,331
Chindex International, Inc.*	145	2,327
America Service Group, Inc.	90	2,308
Cadence Pharmaceuticals, Inc.*	250	2,302
US Physical Therapy, Inc.	100	2,234
TomoTherapy, Inc.*	484	2,212
SurModics, Inc.*	175	2,187
American Dental Partners, Inc.*	166	2,178
Transcend Services, Inc.*	90	2,160
MAP Pharmaceuticals, Inc.*	156	2,151
Obagi Medical Products, Inc.*	167	2,111
Synovis Life Technologies, Inc.*	110	2,110
AVI BioPharma, Inc.*	1,097	2,051
Vanda Pharmaceuticals, Inc.*	278	2,027
Vical, Inc.*	680	2,013
Dynavax Technologies Corp.*	720	1,987
Hi-Tech Pharmacal Company, Inc.*	97	1,953
Providence Service Corp.*	130	1,947
Solta Medical, Inc.*	590	1,947
Staar Surgical Co.*	344	1,916
Vital Images, Inc.*	140	1,891
Ligand Pharmaceuticals, Inc. — Class B*	189	1,890
Young Innovations, Inc.	60	1,884
Vascular Solutions, Inc.*	169	1,844
Metropolitan Health Networks, Inc.*	389	1,840
BioScrip, Inc.*	390	1,837
Santarus, Inc.*	527	1,802
Inhibitex, Inc.*	490	1,774
Kensey Nash Corp.*	70	1,744
SuperGen, Inc.*	560	1,736
Progenics Pharmaceuticals, Inc.*	280	1,730
CryoLife, Inc.*	280	1,708
Maxygen, Inc.	317	1,648

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Health Care - 3.3% (continued)
Cambrex Corp.*	296	$1,628
Kendle International, Inc.*	150	1,606
XenoPort, Inc.*	270	1,601
Array Biopharma, Inc.*	520	1,591
Spectranetics Corp.*	337	1,587
Zalicus, Inc.*	650	1,573
Dyax Corp.*	973	1,567
Biotime, Inc.*	210	1,565
RTI Biologics, Inc.*	547	1,564
Continucare Corp.*	290	1,551
Arena Pharmaceuticals, Inc.*	1,113	1,547
Omeros Corp.*	190	1,520
Furiex Pharmaceuticals, Inc.*	89	1,502
Sciclone Pharmaceuticals, Inc.*	369	1,491
Chelsea Therapeutics International Ltd.*	380	1,482
Exactech, Inc.*	84	1,474
IRIS International, Inc.*	160	1,443
Pozen, Inc.*	266	1,428
Orthovita, Inc.*	664	1,414
Codexis, Inc.*	119	1,411
Nymox Pharmaceutical Corp.*	177	1,397
Biosante Pharmaceuticals, Inc.*	704	1,394
Enzo Biochem, Inc.*	330	1,383
Alphatec Holdings, Inc.*	501	1,353
Cynosure, Inc. — Class A*	97	1,347
Peregrine Pharmaceuticals, Inc.*	540	1,274
Rochester Medical Corp.*	110	1,263
Antares Pharma, Inc.*	700	1,260
Osiris Therapeutics, Inc.*	173	1,256
Celldex Therapeutics, Inc.*	310	1,246
LCA-Vision, Inc.*	180	1,215
Alliance HealthCare Services, Inc.*	271	1,198
AVEO Pharmaceuticals, Inc.*	89	1,192
Idenix Pharmaceuticals, Inc.*	356	1,182
Synta Pharmaceuticals Corp.*	222	1,168
Corcept Therapeutics, Inc.*	274	1,165
Allied Healthcare International, Inc.*	457	1,161
Medical Action Industries, Inc.*	138	1,159
Affymax, Inc.*	197	1,156
CardioNet, Inc.*	240	1,150
Cutera, Inc.*	130	1,114
BioCryst Pharmaceuticals, Inc.*	290	1,099
Cerus Corp.*	380	1,098
Stereotaxis, Inc.*	280	1,084
StemCells, Inc.*	1,187	1,080
Biospecifics Technologies Corp.*	40	1,020
Albany Molecular Research, Inc.*	229	976
CytRx Corp.*	1,087	957
Hansen Medical, Inc.*	422	933
MELA Sciences, Inc.*	251	884
Inovio Pharmaceuticals, Inc.*	797	877
Orexigen Therapeutics, Inc.*	302	849
Infinity Pharmaceuticals, Inc.*	140	823
Neuralstem, Inc.*	457	823
Somaxon Pharmaceuticals, Inc.*	280	792
Alexza Pharmaceuticals, Inc.*	430	731
PDI, Inc.*	90	730
Cytokinetics, Inc.*	463	690
National Research Corp.	20	679
Cumberland Pharmaceuticals, Inc.*	120	664
Nanosphere, Inc.*	172	559
Lannett Company, Inc.*	100	558
PURE Bioscience, Inc.*	347	541
Aoxing Pharmaceutical Company, Inc.*	240	518
Cornerstone Therapeutics, Inc.*	76	503
DynaVox, Inc. — Class A*	90	497
Neostem, Inc.*	274	471
Alimera Sciences, Inc.*	60	468
NeurogesX, Inc.*	115	466
Sucampo Pharmaceuticals, Inc. — Class A*	110	462
Caraco Pharmaceutical Laboratories Ltd.*	80	416
Transcept Pharmaceuticals, Inc.*	50	409
Anthera Pharmaceuticals, Inc.*	60	406
Biodel, Inc.*	176	370
AspenBio Pharma, Inc.*	350	297
Acura Pharmaceuticals, Inc.*	89	281

Total Health Care		1,536,463

Energy - 1.8%
Brigham Exploration Co.*	1,160	43,129
Lufkin Industries, Inc.	299	27,948
World Fuel Services Corp.	680	27,615
Dril-Quip, Inc.*	346	27,344
CARBO Ceramics, Inc.	190	26,813
Berry Petroleum Co. — Class A	516	26,032
Complete Production Services, Inc.*	778	24,748
Rosetta Resources, Inc.*	520	24,721
Patriot Coal Corp.*	780	20,147
Key Energy Services, Inc.*	1,248	19,406
Bill Barrett Corp.*	451	17,999
Helix Energy Solutions Group, Inc.*	1,040	17,888
Energy XXI Bermuda Ltd.*	500	17,050
Bristow Group, Inc.*	360	17,028
ION Geophysical Corp.*	1,267	16,078
Swift Energy Co.*	374	15,962
International Coal Group, Inc.*	1,313	14,837
McMoRan Exploration Co.*	829	14,682
Stone Energy Corp.*	436	14,549
Northern Oil and Gas, Inc.*	446	11,908
Tetra Technologies, Inc.*	760	11,704
Carrizo Oil & Gas, Inc.*	310	11,448
Nordic American Tanker Shipping	460	11,426
RPC, Inc.	432	10,938
Kodiak Oil & Gas Corp.*	1,540	10,318
Gulfmark Offshore, Inc. — Class A*	230	10,237
Gulfport Energy Corp.*	276	9,977
Global Industries Ltd.*	1,005	9,839
Golar LNG Ltd.	364	9,311
Petroleum Development Corp.*	190	9,122
Ship Finance International Ltd.	440	9,121
Western Refining, Inc.*	517	8,763

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Energy - 1.8% (continued)
W&T Offshore, Inc.	354	$8,068
ATP Oil & Gas Corp.*	443	8,023
Parker Drilling Co.*	1,160	8,016
Overseas Shipholding Group, Inc.	249	8,003
Penn Virginia Corp.	457	7,751
Contango Oil & Gas Co.*	120	7,589
Hercules Offshore, Inc.*	1,134	7,496
Pioneer Drilling Co.*	538	7,424
Apco Oil and Gas International, Inc.	86	7,375
Hornbeck Offshore Services, Inc.*	230	7,096
CVR Energy, Inc.*	305	7,064
Newpark Resources, Inc.*	887	6,972
Resolute Energy Corp.*	380	6,893
Cloud Peak Energy, Inc.*	310	6,693
Tesco Corp.*	300	6,585
Cal Dive International, Inc.*	936	6,533
James River Coal Co.*	270	6,526
Clean Energy Fuels Corp.*	398	6,519
Clayton Williams Energy, Inc.*	60	6,342
Basic Energy Services, Inc.*	230	5,867
Goodrich Petroleum Corp.*	240	5,333
Cheniere Energy, Inc.*	570	5,307
Energy Partners Ltd.*	290	5,220
Petroquest Energy, Inc.*	549	5,139
Willbros Group, Inc.*	470	5,132
BPZ Resources, Inc.*	963	5,114
Harvest Natural Resources, Inc.*	330	5,029
USEC, Inc.*	1,140	5,016
Knightsbridge Tankers Ltd.	186	4,657
TransAtlantic Petroleum Ltd.*	1,467	4,548
Gulf Island Fabrication, Inc.	141	4,536
Approach Resources, Inc.*	134	4,502
Magnum Hunter Resources Corp.*	520	4,456
Crosstex Energy, Inc.	407	4,050
Georesources, Inc.*	126	3,940
Vaalco Energy, Inc.*	500	3,880
Abraxas Petroleum Corp.*	660	3,861
Rex Energy Corp.*	322	3,751
OYO Geospace Corp.*	37	3,648
FX Energy, Inc.*	436	3,645
Matrix Service Co.*	260	3,614
Warren Resources, Inc.*	707	3,599
Teekay Tankers Ltd. — Class A	320	3,347
Dawson Geophysical Co.*	76	3,335
Venoco, Inc.*	190	3,247
PHI, Inc.*	130	2,876
Houston American Energy Corp.	179	2,758
Vantage Drilling Co.*	1,508	2,714
Rentech, Inc.*	2,147	2,684
Endeavour International Corp.*	198	2,515
Uranium Energy Corp.*	609	2,430
DHT Holdings, Inc.	487	2,343
Callon Petroleum Co.*	280	2,176
Panhandle Oil and Gas, Inc. — Class A	68	2,152
Gastar Exploration Ltd.*	437	2,124
Natural Gas Services Group, Inc.*	116	2,060
Green Plains Renewable Energy, Inc.*	160	1,923
GMX Resources, Inc.*	300	1,851
Delek US Holdings, Inc.	135	1,831
Delta Petroleum Corp.*	1,843	1,677
Syntroleum Corp.*	688	1,555
Union Drilling, Inc.*	148	1,517
General Maritime Corp.	722	1,480
Scorpio Tankers, Inc.*	130	1,342
L&L Energy, Inc.*	170	1,176
Evolution Petroleum Corp.*	149	1,162
RAM Energy Resources, Inc.*	554	1,152
Alon USA Energy, Inc.	81	1,110
Global Geophysical Services, Inc.*	71	1,027
Miller Petroleum, Inc.*	179	895
CAMAC Energy, Inc.*	470	705
Isramco, Inc.*	10	650
Hallador Energy Co.	37	429

Total Energy		847,143

Materials - 1.5%
Solutia, Inc.*	1,207	30,658
Coeur d’Alene Mines Corp.*	880	30,606
WR Grace & Co.*	730	27,952
Rock-Tenn Co. — Class A	386	26,769
Allied Nevada Gold Corp.*	747	26,503
Rockwood Holdings, Inc.*	511	25,151
Hecla Mining Co.*	2,549	23,145
Silgan Holdings, Inc.	537	20,481
Olin Corp.	790	18,107
Sensient Technologies Corp.	497	17,812
Thompson Creek Metals Company, Inc.*	1,390	17,431
NewMarket Corp.	100	15,822
Ferro Corp.*	857	14,218
Globe Specialty Metals, Inc.	617	14,043
Louisiana-Pacific Corp.*	1,260	13,230
PolyOne Corp.	924	13,130
Minerals Technologies, Inc.	190	13,019
Georgia Gulf Corp.*	330	12,210
Century Aluminum Co.*	638	11,918
Worthington Industries, Inc.	560	11,715
OM Group, Inc.*	310	11,327
Balchem Corp.	286	10,731
Westlake Chemical Corp.	189	10,622
Buckeye Technologies, Inc.	390	10,620
HB Fuller Co.	487	10,461
Stillwater Mining Co.*	448	10,273
Innophos Holdings, Inc.	207	9,545
Schweitzer-Mauduit International, Inc.	186	9,413
Texas Industries, Inc.	207	9,363
RTI International Metals, Inc.*	300	9,345
Arch Chemicals, Inc.	220	9,150
Calgon Carbon Corp.*	565	8,972
AMCOL International Corp.	246	8,851
Clearwater Paper Corp.*	107	8,710
Koppers Holdings, Inc.	202	8,625
Materion Corp.*	200	8,160
US Gold Corp.*	889	7,850

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Materials - 1.5% (continued)
A. Schulman, Inc.	311	$7,688
Golden Star Resources Ltd.*	2,570	7,633
Horsehead Holding Corp.*	437	7,451
Deltic Timber Corp.	110	7,352
Kaiser Aluminum Corp.	148	7,289
LSB Industries, Inc.*	167	6,620
KapStone Paper and Packaging Corp.*	380	6,525
Haynes International, Inc.	117	6,488
Boise, Inc.	694	6,357
Graphic Packaging Holding Co.*	1,114	6,038
PH Glatfelter Co.	450	5,994
Stepan Co.	80	5,800
STR Holdings, Inc.*	279	5,351
Quaker Chemical Corp.	110	4,419
Jaguar Mining, Inc.*	840	4,385
Kraton Performance Polymers, Inc.*	107	4,093
Capital Gold Corp.*	610	3,922
Zoltek Companies, Inc.*	276	3,707
Hawkins, Inc.	90	3,697
Wausau Paper Corp.	479	3,660
Zep, Inc.	210	3,656
Headwaters, Inc.*	600	3,540
Myers Industries, Inc.	356	3,535
Omnova Solutions, Inc.*	439	3,455
General Moly, Inc.*	640	3,443
Neenah Paper, Inc.	150	3,295
AM Castle & Co.*	170	3,210
Olympic Steel, Inc.	95	3,117
Graham Packaging Company, Inc.*	175	3,050
Senomyx, Inc.*	387	2,337
TPC Group, Inc.*	80	2,310
Spartech Corp.*	317	2,298
Universal Stainless & Alloy*	66	2,226
Metals USA Holdings Corp.*	109	1,784
American Vanguard Corp.	204	1,771
Noranda Aluminum Holding Corp.*	107	1,717
Landec Corp.*	260	1,690
US Energy Corp.*	259	1,621
AEP Industries, Inc.*	40	1,189
KMG Chemicals, Inc.	60	1,180
United States Lime & Minerals, Inc.*	27	1,094
NL Industries, Inc.	66	980
Verso Paper Corp.*	150	802

Total Materials		713,707

Utilities - 0.8%
Nicor, Inc.	457	24,541
Piedmont Natural Gas Company, Inc.	720	21,852
Cleco Corp.	607	20,814
WGL Holdings, Inc.	506	19,734
IDACORP, Inc.	486	18,517
Portland General Electric Co.	747	17,756
Southwest Gas Corp.	454	17,692
New Jersey Resources Corp.	410	17,610
South Jersey Industries, Inc.	298	16,679
El Paso Electric Co.*	437	13,285
Unisource Energy Corp.	367	13,260
Black Hills Corp.	390	13,042
PNM Resources, Inc.	870	12,980
Avista Corp.	540	12,490
Allete, Inc.	315	12,276
Northwest Natural Gas Co.	260	11,994
UIL Holdings Corp.	381	11,628
NorthWestern Corp.	358	10,847
MGE Energy, Inc.	230	9,313
Empire District Electric Co.	404	8,803
Laclede Group, Inc.	220	8,382
Otter Tail Corp.	358	8,137
CH Energy Group, Inc.	160	8,086
California Water Service Group	189	7,025
American States Water Co.	185	6,634
Dynegy, Inc. — Class A*	1,017	5,787
Chesapeake Utilities Corp.	86	3,579
SJW Corp.	130	3,010
Central Vermont Public Service Corp.	125	2,911
Middlesex Water Co.	153	2,783
Unitil Corp.	110	2,592
Connecticut Water Service, Inc.	79	2,082
York Water Co.	117	2,037
Consolidated Water Company Ltd.	140	1,526
Cadiz, Inc.*	117	1,426
Artesian Resources Corp. — Class A	62	1,208
American DG Energy, Inc.*	190	414

Total Utilities		372,732

Consumer Staples - 0.8%
United Natural Foods, Inc.*	469	21,021
TreeHouse Foods, Inc.*	347	19,734
Ruddick Corp.	435	16,787
Casey’s General Stores, Inc.	370	14,430
Nu Skin Enterprises, Inc. — Class A	497	14,289
Hain Celestial Group, Inc.*	406	13,106
Darling International, Inc.*	820	12,603
Diamond Foods, Inc.	220	12,276
Lancaster Colony Corp.	188	11,393
Universal Corp.	240	10,450
Fresh Del Monte Produce, Inc.	390	10,183
Sanderson Farms, Inc.	219	10,056
B&G Foods, Inc. — Class A	470	8,822
Andersons, Inc.	180	8,770
Boston Beer Company, Inc. — Class A*	89	8,243
Vector Group Ltd.	452	7,815
Elizabeth Arden, Inc.*	240	7,202
Tootsie Roll Industries, Inc.	247	7,011
WD-40 Co.	160	6,774
Chiquita Brands International, Inc.*	440	6,750
J&J Snack Foods Corp.	140	6,590
Rite Aid Corp.*	5,731	6,075
Pricesmart, Inc.	160	5,862

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

	Shares	Value
COMMON STOCKS† - 26.4% (continued)
Consumer Staples - 0.8% (continued)
Heckmann Corp.*	890	$5,829
Snyders-Lance, Inc.	260	5,161
Central Garden and Pet Co. — Class A*	560	5,158
Spectrum Brands Holdings, Inc.*	180	4,997
Prestige Brands Holdings, Inc.*	417	4,795
Dole Food Company, Inc.*	350	4,770
Weis Markets, Inc.	115	4,653
Nash Finch Co.	120	4,553
Star Scientific, Inc.*	953	4,327
Cal-Maine Foods, Inc.	136	4,012
Winn-Dixie Stores, Inc.*	540	3,856
Pilgrim’s Pride Corp.*	487	3,755
Alliance One International, Inc.*	887	3,566
Spartan Stores, Inc.	225	3,328
Pantry, Inc.*	218	3,233
Smart Balance, Inc.*	620	2,846
Inter Parfums, Inc.	140	2,591
Medifast, Inc.*	130	2,567
Coca-Cola Bottling Company Consolidated	38	2,540
Seneca Foods Corp. — Class A*	82	2,449
Calavo Growers, Inc.	111	2,425
Ingles Markets, Inc. — Class A	120	2,377
Synutra International, Inc.*	195	2,242
USANA Health Sciences, Inc.*	61	2,105
Limoneira Co.	80	1,896
Revlon, Inc. — Class A*	110	1,746
Village Super Market, Inc. — Class A	57	1,659
Imperial Sugar Co.	116	1,547
National Beverage Corp.	109	1,497
Nutraceutical International Corp.*	89	1,333
Alico, Inc.	45	1,205
Arden Group, Inc. — Class A	14	1,068
Oil-Dri Corporation of America	50	1,065
MGP Ingredients, Inc.	120	1,046
Schiff Nutrition International, Inc.	109	993
John B. Sanfilippo & Son, Inc.*	80	936
Female Health Co.	185	923
Susser Holdings Corp.*	70	916
Farmer Brothers Co.	66	800
Nature’s Sunshine Products, Inc.*	80	717
Griffin Land & Nurseries, Inc.	20	644
Lifeway Foods, Inc.*	50	521
Harbinger Group, Inc.*	88	458
Bridgford Foods Corp.	20	224

Total Consumer Staples		355,571

Telecommunication Services - 0.2%
AboveNet, Inc.	221	14,334
Cogent Communications Group, Inc.*	446	6,364
Hughes Communications, Inc.*	90	5,370
Cincinnati Bell, Inc.*	2,000	5,360
NTELOS Holdings Corp.	290	5,339
General Communication, Inc. — Class A*	470	5,142
Neutral Tandem, Inc.*	330	4,867
Vonage Holdings Corp.*	1,050	4,788
Alaska Communications Systems Group, Inc.	447	4,761
Consolidated Communications Holdings, Inc.	248	4,645
Premiere Global Services, Inc.*	590	4,496
Shenandoah Telecommunications Co.	235	4,244
Global Crossing Ltd.*	301	4,190
PAETEC Holding Corp.*	1,247	4,165
IDT Corp. — Class B	140	3,773
Atlantic Tele-Network, Inc.	90	3,347
USA Mobility, Inc.	220	3,188
Cbeyond, Inc.*	265	3,093
Iridium Communications, Inc.*	340	2,710
ICO Global Communications Holdings Ltd.*	940	2,510
FiberTower Corp.*	490	985
Globalstar, Inc.*	690	876

Total Telecommunication Services		98,547

Total Common Stocks (Cost $6,412,043)		12,307,431

RIGHTS†† - 0.0%
Consumer Discretionary - 0.0%
Empire Resorts, Inc. Expires 07/25/11	250	—

Total Rights (Cost $—)		—

CLOSED-END FUND† - 0.0%
Kayne Anderson Energy Development Co.	100	1,956
(Cost $561)

	Face
	Amount	Value
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. 0.00% due 12/31/15	$200	$131

Total Corporate Bonds (Cost $—)		$131

REPURCHASE AGREEMENT††,2 - 69.4%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	32,392,627	32,392,627

Total Repurchase Agreement (Cost $32,392,627)		32,392,627

Total Investments - 95.8% (Cost $38,805,231)		$44,702,145
Cash & Other Assets, Less Liabilities - 4.2%		1,959,216

Total Net Assets - 100.0%		$46,661,361

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Russell 2000® 2x Strategy Fund

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $13,038,600)	155	$385,315

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 04/27/11[3] (Notional Value $54,903,487)	65,086	$1,422,225
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[3] (Notional Value $10,993,203)	13,032	231,897
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[3] (Notional Value $1,777,650)	2,107	42,265

(Total Notional Value $67,674,340)		$1,696,387

*	Non-income producing security

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

2	Repurchase Agreement — See Note 2.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Dynamic Funds
March 31, 2011 (Unaudited)	Inverse Russell 2000® 2x Strategy Fund

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 77.8%
BNP Paribas Securities Corp. issued 03/31/11 at 0.05% due 04/01/11	$20,838,776	$20,838,776

Total Repurchase Agreement (Cost $20,838,776)		20,838,776

Total Investments - 77.8% (Cost $20,838,776)		$20,838,776
Cash & Other Assets, Less Liabilities - 22.2%		5,941,820

Total Net Assets - 100.0%		$26,780,596

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,878,960)	58	$(112,089)

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 04/27/11[2] (Notional Value $3,983,277)	4,722	$(44,561)
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[2] (Notional Value $2,833,702)	3,359	(67,481)
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[2] (Notional Value $41,851,849)	49,614	(966,834)

(Total Notional Value $48,668,828)		$(1,078,876)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

2	Total Return based on Russell 2000 Index +/- financing at a variable rate.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the March 31, 2011 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realizable settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contracts is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days from date of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days from date of purchase or less and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Funds invest in futures for index exposure and liquidity.The Funds may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
H. The Funds may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
BNP Paribas Securities Corp.	0.05% due 04/01/11	$194,496,585	$194,496,585	$194,496,855

At March 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Note	12/31/11	1.00%	$196,419,900	$198,386,606

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P500 2x Strategy Fund	$98,322,411	$232,716	$28,969,275	$1,725,412	$—	$129,249,814
Inverse S&P500 2x Strategy Fund	—	—	89,701,422	—	—	89,701,422
NASDAQ-100® 2x Strategy Fund	106,932,514	356,666	29,419,501	2,851,380	—	139,560,061
Inverse NASDAQ-100® 2x Strategy Fund	—	—	36,236,929	—	—	36,236,929
Dow 2x Strategy Fund	12,522,162	416,439	12,810,608	252,312	—	26,001,521
Inverse Dow 2x Strategy Fund	—	6,527	27,091,571	—	—	27,098,098
Russell 2000® 2x Strategy Fund	12,309,280	385,315	32,392,795	1,696,387	70	46,783,847
Inverse Russell 2000® 2x Strategy Fund	—	—	20,838,776	—	—	20,838,776

Liabilities
S&P500 2x Strategy Fund	—	—	—	—	—	—
Inverse S&P500 2x Strategy Fund	—	77,385	—	2,042,882	—	2,120,267
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	41,166	—	904,300	—	945,466
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	455,551	—	455,551
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	112,089	—	1,078,876	—	1,190,965

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the beginning of the period. As of March 31, 2011, Russell 2000® 2x Strategy Fund had a security with a total value of $70 transferred from Level 1 to Level 3. The fair market values of these securities were adjusted due to a change in the securities valuation method. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2011:

Securities

Russell 2000® 2x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(606)
Total change in unrealized gains or losses included in earnings	(1,329)
Purchases, sales, issuances, and settlements (net)

Transfers in and/or out of Level 3	2005

Ending Balance	$70

4. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisor,( the “Previous Agreement”). New investment advisory agreements (“New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the corresponding Previous Agreement, except with respect to the date of execution.

5. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
6. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date May 25, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date May 25, 2011

*   Print the name and title of each signing officer under his or her signature.